Quarterly Holdings Report
for
Fidelity Flex® Funds
Fidelity Flex® Municipal Income Fund
September 30, 2024
XLI-NPRT3-1124
1.9884855.106
Municipal Securities - 92.6%
	Principal Amount (a)	Value ($)
ALABAMA - 0.9%
Education - 0.5%
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.25% 10/1/2034	265,000	297,940
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.5% 10/1/2049	310,000	335,483
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2033	110,000	110,786
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2041	85,000	81,507
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2049	190,000	174,949
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2024 C, 5.5% 10/1/2054	255,000	273,839
University South AL Univ Rev Series 2024 A, 5% 4/1/2036 (Build America Mutual Assurance Co Insured)	350,000	399,952
University South AL Univ Rev Series 2024 A, 5% 4/1/2037 (Build America Mutual Assurance Co Insured)	390,000	445,508
University South AL Univ Rev Series 2024 A, 5% 4/1/2038 (Build America Mutual Assurance Co Insured)	375,000	426,039
University South AL Univ Rev Series 2024 A, 5% 4/1/2039 (Build America Mutual Assurance Co Insured)	375,000	423,625
University South AL Univ Rev Series 2024 A, 5% 4/1/2040 (Build America Mutual Assurance Co Insured)	525,000	589,296
		3,558,924
General Obligations - 0.0%
Jefferson Cntyl Ala Gen. Oblig. 5% 4/1/2026	100,000	103,276
Health Care - 0.0%
Montgomery Ala Med Clinic Brd Health Care Fac Rev (Jackson Hospital & Clinic Proj.) Series 2015, 5% (b)(c)	425,000	289,000
State G.O. - 0.4%
Black Belt Energy Gas District Series 2022 E, 5% tender 5/1/2053 (Canadian Imperial Bank of Commerce/New York NY Guaranteed) (d)	1,190,000	1,247,377
Black Belt Energy Gas District Series 2023 D 1, 5.5% tender 6/1/2049 (Goldman Sachs Group Inc/The Guaranteed) (d)	1,085,000	1,173,933
Lower Ala Gas Dist Gas Proj Rev 4% tender 12/1/2050 (Goldman Sachs Group Inc/The Guaranteed) (d)	1,095,000	1,101,303
		3,522,613
TOTAL ALABAMA		7,473,813
ALASKA - 0.1%
Housing - 0.1%
Alaska Hsg Fin Corp Mtg Rev Series 2022A, 3% 6/1/2051	165,000	162,469
Alaska St Hsg Fin Corp (AK Hfc Cap Proj Bonds II 10/1/12 Proj.) Series 2021 A, 4% 12/1/2029	845,000	893,369
		1,055,838
TOTAL ALASKA		1,055,838
ARIZONA - 2.4%
Education - 0.0%
Arizona Indl Dev Auth Rev (Provident Group Emu Properties LLC Proj.) Series 2018, 5% (b)	565,000	310,750
Arizona Indl Dev Auth Rev (Provident Group Emu Properties LLC Proj.) Series 2018, 5% (b)	450,000	247,500
Arizona Indl Dev Auth Rev (Provident Group Emu Properties LLC Proj.) Series 2018, 5% (b)	290,000	159,500
Maricopa County Industrial Development Authority (Creighton University Proj.) Series 2020, 5% 7/1/2047	100,000	105,044
		822,794
Electric Utilities - 0.1%
Salt River Proj AZ Agric & Pwr Series 2023B, 5.25% 1/1/2053	1,010,000	1,132,631
General Obligations - 0.4%
Glendale AZ Union High Sch Dst 4% 7/1/2036 (Assured Guaranty Municipal Corp Insured)	545,000	567,418
Glendale AZ Union High Sch Dst 4% 7/1/2037 (Assured Guaranty Municipal Corp Insured)	1,000,000	1,037,708
Industrial Development Authority of the City of Phoenix Arizona/The (Guam Govt Proj.) Series 2014, 5.375% 2/1/2041	615,000	585,592
Industrial Development Authority of the City of Phoenix Arizona/The Series 2014, 5.125% 2/1/2034 (Guam Govt Guaranteed)	400,000	389,657
Pima Cnty AZ Unified Sch Dist No 1 Tucson Series 2024 A, 5% 7/1/2034 (Assured Guaranty Municipal Corp Insured)	1,000,000	1,166,982
		3,747,357
Health Care - 0.6%
Arizona Health Facs Auth Rev (Honorhealth Proj.) Series 2014A, 5% 12/1/2039	185,000	185,466
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 5% 2/1/2028	1,000,000	1,078,618
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 4% 9/1/2046	1,750,000	1,661,711
Glendale Ariz Indl Dev Auth Rev (Humangood National Obligated Grp Proj.) Series 2018 A, 5% 7/1/2038	10,000	10,041
Glendale Ariz Indl Dev Auth Rev (Humangood National Obligated Grp Proj.) Series 2018 A, 5% 7/1/2048	10,000	9,516
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2021 A, 4% 9/1/2051	775,000	735,234
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2017 D, 3% 1/1/2048	840,000	692,076
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2019 E, 3% 1/1/2049	500,000	407,763
Maricopa Cnty AZ Ida Sr Living (Christian Care Surprise Proj.) 5.75% 1/1/2036 (e)	300,000	275,355
Maricopa Cnty AZ Ida Sr Living (Christian Care Surprise Proj.) 6% 1/1/2048 (e)	300,000	254,207
		5,309,987
Housing - 0.1%
Arizona Indl Dev Auth Rev (Lihtc Cert 2019-2 Proj.) Series 2 Class A, 3.625% 5/20/2033	403,822	395,791
Industrial Development - 0.8%
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) 5% tender 9/1/2052 (d)(f)	3,220,000	3,312,608
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) Series 2005, 3.8% tender 12/1/2035 (d)	2,190,000	2,242,530
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) Series 2007, 4.1% tender 12/1/2037 (d)(f)	925,000	935,974
		6,491,112
Special Tax - 0.3%
Bullhead City Ariz Excise Taxes Rev 0.95% 7/1/2026	250,000	239,294
Bullhead City Ariz Excise Taxes Rev 1.15% 7/1/2027	375,000	353,693
Bullhead City Ariz Excise Taxes Rev 1.3% 7/1/2028	485,000	452,150
Bullhead City Ariz Excise Taxes Rev 1.5% 7/1/2029	600,000	555,099
Bullhead City Ariz Excise Taxes Rev 1.65% 7/1/2030	825,000	744,813
Bullhead City Ariz Excise Taxes Rev 1.7% 7/1/2031	450,000	397,356
		2,742,405
Transportation - 0.0%
Phoenix AZ Cvc Imp Crp Apr Rev Series 2019B, 5% 7/1/2035 (f)	300,000	319,391
Water & Sewer - 0.1%
Phoenix Arizona Civic Imp Wtr 5% 7/1/2045	1,000,000	1,093,072
TOTAL ARIZONA		22,054,540
ARKANSAS - 0.0%
Health Care - 0.0%
Arkansas St Dev Fin Auth Hosp Rev (Washington Regl Med Center Proj.) Series 2024, 5% 2/1/2033 (g)	85,000	90,030
CALIFORNIA - 5.8%
Education - 0.0%
California Edl Facs Auth Rev (Stanford University Proj.) 5% 3/15/2039	65,000	81,530
University CA Revs Series 2018 AZ, 5% 5/15/2043	130,000	137,632
University CA Revs Series 2023 BM, 5% 5/15/2036	180,000	212,121
		431,283
Electric Utilities - 0.4%
Los Angeles CA Wtr & Pwr Rev 5% 7/1/2051	1,550,000	1,678,950
Los Angeles CA Wtr & Pwr Rev Series 2020 B, 5% 7/1/2050	1,070,000	1,153,268
Middle Fork Project Finance Authority 5% 4/1/2026	1,000,000	1,022,700
		3,854,918
General Obligations - 2.0%
California St Pub Wks Brd Lse (State of California Proj.) Series 2021 B, 4% 5/1/2046	1,265,000	1,281,175
California St Pub Wks Brd Lse 5% 8/1/2032	285,000	327,299
Los Angeles CA Uni Sch Dist Cp (Los Angeles Unified School District/CA Proj.) Series 2023 A, 5% 10/1/2035	1,000,000	1,172,587
Mt Diablo CA Unified Sch Dist 4% 8/1/2031	225,000	246,161
Mt Diablo CA Unified Sch Dist 4% 8/1/2034	320,000	345,173
Poway CA Unified Sch Dist 0% 8/1/2038	1,030,000	644,432
Sanger CA Uni Sch Dist Series C, 3% 8/1/2048	2,265,000	1,900,121
State of California Gen. Oblig. 4% 11/1/2037	1,000,000	1,050,230
State of California Gen. Oblig. 5% 10/1/2041	5,435,000	6,037,340
State of California Gen. Oblig. 5% 9/1/2032	2,175,000	2,503,812
		15,508,330
Health Care - 0.1%
California Statewide Community Development Authority Rev (Beverly Hospital Proj.) Series 2015, 5% (b)(c)	42,103	29,471
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2017 B, 5% 7/1/2029	115,000	118,771
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2017 B, 5% 7/1/2030	230,000	237,020
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2017A, 5% 7/1/2035	190,000	194,542
		579,804
Housing - 0.2%
California Hsg Fin Agy Mun Ctfs (Lihtc 2021-1 CA Proj.) Series 1 Class A, 3.5% 11/20/2035	340,841	333,367
California Hsg Fin Agy Mun Ctfs (Lihtc 2023-1 CA Proj.) Series 1 Class A, 4.375% 9/20/2036	1,277,605	1,357,552
		1,690,919
Other - 0.0%
California Infrastructure & Economic Development Bank (Los Angeles County Museum Of Art Proj.) 1.2% tender 12/1/2050 (d)	225,000	202,750
Tobacco Bonds - 0.1%
Golden St Tobacco Securtization Corp CA Tobacco Settlement Rev Series 2021 B 2, 0% 6/1/2066	10,435,000	1,241,524
Transportation - 2.8%
Alameda Corridor CA Tran Auth Rev Series 2024A, 0% 10/1/2052 (Assured Guaranty Municipal Corp Insured)	475,000	132,253
Burbank Glendale Pasadena Arpt Auth Calif Arpt Rev Series 2024B, 5% 7/1/2035 (f)	5,000,000	5,676,917
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2032 (Build America Mutual Assurance Co Insured) (f)	680,000	763,857
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2048 (Build America Mutual Assurance Co Insured) (f)	2,000,000	2,146,507
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2053 (Build America Mutual Assurance Co Insured) (f)	2,200,000	2,348,022
Los Angeles CA Dept Arpts Rev Series 2019 F, 5% 5/15/2044 (f)	175,000	181,706
Los Angeles CA Hbr Dept Rev Series 2019 A, 5% 8/1/2025 (f)	110,000	111,576
Sacramento Cnty CA Arpt Sys Rv Series 2018 C, 5% 7/1/2039 (f)	105,000	109,172
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2026 (f)	815,000	839,881
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2027 (f)	830,000	872,152
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2028 (f)	1,105,000	1,182,017
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2029 (f)	740,000	804,596
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2052	2,240,000	2,453,248
San Francisco CA City & County Airports Commission International Airport Revenue Series 2018G, 5% 5/1/2027 (f)	560,000	587,442
San Francisco CA City & County Airports Commission International Airport Revenue Series 2019 A, 5% 5/1/2049 (f)	3,000,000	3,104,810
San Francisco CA City & County Airports Commission International Airport Revenue Series 2019B, 5% 5/1/2049	45,000	47,806
San Francisco CA City & County Airports Commission International Airport Revenue Series 2024 A, 5.25% 5/1/2043 (f)	1,400,000	1,559,809
		22,921,771
Water & Sewer - 0.2%
San Diego County Water Authority 5% 5/1/2047	635,000	707,274
San Diego County Water Authority 5% 5/1/2052	1,080,000	1,193,186
		1,900,460
TOTAL CALIFORNIA		48,331,759
COLORADO - 1.9%
Education - 0.1%
University Colo Enterprise Sys Series 2021 C 3B, 2% tender 6/1/2051 (d)	210,000	204,942
University Colo Enterprise Sys Series 2021C 3A, 2% tender 6/1/2051 (d)	255,000	251,335
		456,277
Electric Utilities - 0.0%
Arkansas River Pwr Auth Colo Pwr Rev 5% 10/1/2038	40,000	41,305
Arkansas River Pwr Auth Colo Pwr Rev 5% 10/1/2043	50,000	51,228
		92,533
Escrowed/Pre-Refunded - 0.1%
Colorado Health Facilities Authority 4% 9/1/2035 (Pre-refunded to 9/1/2026 at 100)	35,000	36,006
Colorado Health Facilities Authority 5% tender 11/15/2049 (d)	20,000	21,017
Colorado Health Facilities Authority Series 2020A, 4% 9/1/2045 (Pre-refunded to 9/1/2030 at 100)	775,000	839,330
Colorado Health Facilities Authority Series 2020A, 4% 9/1/2050 (Pre-refunded to 9/1/2030 at 100)	210,000	227,431
		1,123,784
General Obligations - 0.0%
Regional Trans Dist CO Ctfs Part 5% 6/1/2031	105,000	115,007
Health Care - 0.7%
Colorado Health Facilities Authority (Advent Health Proj.) 5% tender 11/15/2049 (d)	190,000	198,563
Colorado Health Facilities Authority (Advent Health Proj.) Series 2019 A, 5% 11/15/2039	190,000	203,883
Colorado Health Facilities Authority (Advent Health Proj.) Series 2024 A, 5% tender 11/15/2059 (d)	375,000	422,694
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 1, 4% 8/1/2044	1,060,000	1,030,534
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 3.25% 8/1/2049	600,000	476,702
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 4% 8/1/2049	1,715,000	1,633,301
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2044	845,000	880,835
Colorado Health Facilities Authority (Commonspirit Health Proj.) Series 2019 B 2, 5% tender 8/1/2049 (d)	110,000	112,400
Colorado Health Facilities Authority (Sanford Health, SD Proj.) 5% 11/1/2025	435,000	445,302
Colorado Health Facs Auth Rev (Advent Health Proj.) Series 2016 C, 5% tender 11/15/2036 (d)	275,000	287,329
		5,691,543
Housing - 0.0%
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2019 F, 4.25% 11/1/2049	30,000	30,465
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2019 H, 4.25% 11/1/2049	10,000	10,173
		40,638
Special Tax - 0.1%
Regional Transn Dist CO Sales Series 2021 B, 5% 11/1/2028	725,000	799,151
Vauxmont Metropolitan District 5% 12/1/2030 (Assured Guaranty Municipal Corp Insured)	220,000	242,097
Vauxmont Metropolitan District 5% 12/15/2025 (Assured Guaranty Municipal Corp Insured)	40,000	41,023
		1,082,271
Transportation - 0.2%
Denver CO City & Cnty Arpt Series 2017 A, 5% 11/15/2026 (f)	50,000	52,055
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2034 (f)	1,125,000	1,270,438
		1,322,493
Water & Sewer - 0.7%
Denver CO City & Cnty Brd Wtr 5% 9/15/2028	2,000,000	2,199,397
Denver CO City & Cnty Brd Wtr Series 2020 A, 5% 9/15/2045	1,190,000	1,287,135
Denver CO City & Cnty Brd Wtr Series 2020 A, 5% 9/15/2046	1,820,000	1,964,705
		5,451,237
TOTAL COLORADO		15,375,783
CONNECTICUT - 4.8%
Education - 1.3%
Connecticut St Health & Edl Facs Auth Revenue (Connecticut College, CT Proj.) Series M, 4% 7/1/2052	355,000	336,211
Connecticut St Health & Edl Facs Auth Revenue (Greenwich Academy Proj.) Series G, 4% 3/1/2046	235,000	235,975
Connecticut St Health & Edl Facs Auth Revenue (Greenwich Academy Proj.) Series G, 4% 3/1/2051	380,000	379,730
Connecticut St Health & Edl Facs Auth Revenue (Sacred Heart University, CT Proj.) Series K, 4% 7/1/2045	1,000,000	989,918
Connecticut St Health & Edl Facs Auth Revenue (Trinity College,Ct Proj.) 5% 6/1/2036	900,000	993,048
Connecticut St Health & Edl Facs Auth Revenue (Trinity College,Ct Proj.) Series S, 4% 6/1/2051	240,000	233,129
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 5% 7/1/2025	390,000	390,841
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 5% 7/1/2026	575,000	580,483
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 5% 7/1/2027	430,000	436,550
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) 5% 7/1/2043	215,000	216,057
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2026	680,000	694,445
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2027	1,100,000	1,136,821
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2028	1,120,000	1,168,706
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2030	1,000,000	1,037,425
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2034	725,000	744,186
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2036	450,000	459,769
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2039	490,000	496,355
		10,529,649
General Obligations - 1.7%
Bridgeport CT Gen. Oblig. Series 2021 A, 5% 8/1/2032	300,000	338,929
Bridgeport CT Gen. Oblig. Series 2021 A, 5% 8/1/2033	800,000	900,970
Bridgeport CT Gen. Oblig. Series 2021 A, 5% 8/1/2034	500,000	560,581
Bridgeport CT Gen. Oblig. Series 2024 A, 5% 1/1/2025 (Build America Mutual Assurance Co Insured) (g)	760,000	763,540
Bridgeport CT Gen. Oblig. Series 2024 A, 5% 7/1/2025 (Build America Mutual Assurance Co Insured) (g)	1,445,000	1,468,125
Connecticut St Gen. Oblig. 4% 6/15/2039	300,000	312,381
Connecticut St Gen. Oblig. 4% 6/15/2041	250,000	258,033
Connecticut St Gen. Oblig. 5% 6/15/2028	500,000	546,183
Connecticut St Gen. Oblig. 5% 6/15/2029	410,000	457,256
Connecticut St Gen. Oblig. 5% 6/15/2030	400,000	452,925
Connecticut St Gen. Oblig. 5% 6/15/2031	500,000	574,133
Connecticut St Gen. Oblig. 5% 6/15/2034	350,000	404,885
Connecticut St Gen. Oblig. 5% 6/15/2037	250,000	285,424
Connecticut St Gen. Oblig. 5% 6/15/2038	300,000	341,243
Connecticut St Gen. Oblig. 5% 6/15/2040	500,000	562,442
Connecticut St Gen. Oblig. 5% 6/15/2042	500,000	557,921
Connecticut St Gen. Oblig. 5% 9/15/2030	650,000	738,474
Connecticut St Gen. Oblig. Series 2016 D, 5% 8/15/2025	210,000	214,150
Connecticut St Gen. Oblig. Series 2018 F, 5% 9/15/2025	100,000	102,196
Connecticut St Gen. Oblig. Series 2019 A, 5% 4/15/2026	115,000	119,358
Connecticut St Gen. Oblig. Series 2020 A, 4% 1/15/2034	300,000	314,621
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2035	1,150,000	1,129,810
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2037	1,910,000	1,850,429
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2039	215,000	199,173
Connecticut St Gen. Oblig. Series B, 5% 5/15/2026	125,000	130,028
Connecticut St Health & Edl Facs Auth Revenue (Connecticut St Univ Sys Proj.) Series Q 1, 5% 11/1/2025 (Connecticut St Guaranteed)	90,000	92,219
Connecticut St Health & Edl Facs Auth Revenue (Connecticut St Univ Sys Proj.) Series Q 1, 5% 11/1/2026 (Connecticut St Guaranteed)	95,000	99,740
University Connecticut (Connecticut St Proj.) Series 2019 A, 5% 11/1/2025	140,000	143,618
		13,918,787
Health Care - 0.9%
Connecticut St Health & Edl Facs Auth Revenue (Bristol Hospital, CT Proj.) Series 2019A, 5% 7/1/2049 (c)(e)	130,000	84,499
Connecticut St Health & Edl Facs Auth Revenue (Connecticut Childrens Med Ctr Proj.) Series E, 4% 7/15/2042	800,000	794,237
Connecticut St Health & Edl Facs Auth Revenue (Connecticut Childrens Med Ctr Proj.) Series E, 4% 7/15/2043	500,000	491,293
Connecticut St Health & Edl Facs Auth Revenue (Connecticut Childrens Med Ctr Proj.) Series E, 5% 7/15/2033	225,000	250,575
Connecticut St Health & Edl Facs Auth Revenue (Connecticut Childrens Med Ctr Proj.) Series E, 5% 7/15/2034	745,000	832,781
Connecticut St Health & Edl Facs Auth Revenue (Connecticut Childrens Med Ctr Proj.) Series E, 5% 7/15/2036	750,000	827,517
Connecticut St Health & Edl Facs Auth Revenue (Hartford Healthcare Proj.) 5% tender 7/1/2053 (d)	330,000	342,969
Connecticut St Health & Edl Facs Auth Revenue (Hartford Healthcare Proj.) 5% tender 7/1/2053 (d)	200,000	200,475
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 4% 7/1/2028	750,000	778,639
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 4% 7/1/2029	750,000	784,263
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 4% 7/1/2030	1,000,000	1,048,298
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 4% 7/1/2039	415,000	418,871
		6,854,417
Housing - 0.5%
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) 3% 11/15/2049	240,000	236,748
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2022 A2, 5% 11/15/2024 (f)	965,000	966,206
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2022 A2, 5% 11/15/2025 (f)	300,000	305,575
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2022 A2, 5% 5/15/2025 (f)	400,000	403,607
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2022 A2, 5% 5/15/2026 (f)	425,000	436,837
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2022A1, 5% 11/15/2026	200,000	209,102
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2022A1, 5% 11/15/2027	230,000	245,000
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2022A1, 5% 11/15/2028	220,000	237,718
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2022A1, 5% 11/15/2029	125,000	137,530
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2022A1, 5% 11/15/2030	175,000	191,939
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2022A1, 5% 5/15/2027	220,000	232,081
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2022A1, 5% 5/15/2028	225,000	241,478
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2022A1, 5% 5/15/2029	225,000	245,703
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2022A1, 5% 5/15/2030	375,000	409,589
		4,499,113
Special Tax - 0.4%
Connecticut St Gen. Oblig. 4% 1/15/2037	2,480,000	2,607,186
Steelpoint Harbor CT Infrastructure Impt Dist Spl Oblig Rev Series 2024, 6% 4/1/2052 (e)	150,000	162,474
		2,769,660
TOTAL CONNECTICUT		38,571,626
DISTRICT OF COLUMBIA - 0.5%
Special Tax - 0.0%
Washington Convention & Sports Authority 5% 10/1/2024	100,000	100,000
Washington Convention & Sports Authority 5% 10/1/2025	100,000	102,204
		202,204
Transportation - 0.5%
Metropolitan Wash DC Arpts Ath 5% 10/1/2026 (f)	440,000	454,912
Metropolitan Wash DC Arpts Ath 5% 10/1/2027 (f)	110,000	115,615
Metropolitan Wash DC Arpts Ath 5% 10/1/2028 (f)	55,000	58,670
Metropolitan Wash DC Arpts Ath Series 2019A, 5% 10/1/2025 (f)	70,000	71,241
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 A, 5% 10/1/2031	185,000	200,041
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 A, 5% 10/1/2044	1,000,000	1,048,613
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 3% 10/1/2050 (Assured Guaranty Municipal Corp Insured)	890,000	705,311
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 4% 10/1/2049	1,160,000	1,120,372
		3,774,775
TOTAL DISTRICT OF COLUMBIA		3,976,979
FLORIDA - 3.5%
Education - 0.2%
Cap Proj Fin Auth FL Student Hsg Rev (Capfa Capital Corp 2000 F Proj.) 5% 10/1/2030	500,000	533,756
Florida Dev Fin Corp Student Hsg Rev (The Henry Stud Hsg Proj.) Series 2024A 1, 5.25% 6/1/2054 (e)	1,000,000	1,031,989
Volusia Cnty FL Edl Fac Ath Rv (Embry Riddle Aeronaut Univ, FL Proj.) 5% 10/15/2044	30,000	31,538
Volusia Cnty FL Edl Fac Ath Rv (Embry Riddle Aeronaut Univ, FL Proj.) 5% 10/15/2049	60,000	62,732
		1,660,015
Electric Utilities - 0.4%
Ft Pierce Series 2022A, 5% 10/1/2030 (Assured Guaranty Municipal Corp Insured)	175,000	195,542
Ft Pierce Series 2022A, 5% 10/1/2034 (Assured Guaranty Municipal Corp Insured)	300,000	340,064
Ft Pierce Series 2022A, 5% 10/1/2036 (Assured Guaranty Municipal Corp Insured)	475,000	533,244
Ft Pierce Series 2022A, 5% 10/1/2037 (Assured Guaranty Municipal Corp Insured)	425,000	475,933
Ft Pierce Series 2022A, 5% 10/1/2039 (Assured Guaranty Municipal Corp Insured)	475,000	524,955
Ft Pierce Series 2022A, 5% 10/1/2040 (Assured Guaranty Municipal Corp Insured)	450,000	494,460
Ft Pierce Series 2022A, 5% 10/1/2041 (Assured Guaranty Municipal Corp Insured)	400,000	439,295
Ft Pierce Series 2022A, 5% 10/1/2042 (Assured Guaranty Municipal Corp Insured)	400,000	439,973
		3,443,466
General Obligations - 0.0%
Miami-Dade Cnty FL Sch Brd Ctf (Miami-Dade Cnty FL Sch Dist Proj.) Series 2015A, 5% 5/1/2028	290,000	293,044
Miami-Dade Cnty FL Sch Brd Ctf (Miami-Dade Cnty FL Sch Dist Proj.) Series 2015D, 5% 2/1/2026	10,000	10,291
		303,335
Health Care - 1.0%
Atlantic Beach Fla Health Care Facs Rev (Naval Continuing Care Retiremt Proj.) Series 2018 A, 5% 11/15/2043	255,000	262,228
City of Tampa FL (H Lee Moffitt Cancer Ctr Proj.) 4% 7/1/2039	1,000,000	1,010,930
City of Tampa FL (H Lee Moffitt Cancer Ctr Proj.) 4% 7/1/2045	825,000	802,859
City of Tampa FL (H Lee Moffitt Cancer Ctr Proj.) Series 2016 B, 5% 7/1/2029	25,000	25,814
Escambia Cnty FL Hlth Fac Rev (Baptist Health Care Pensacola Proj.) Series 2020 A, 3% 8/15/2050 (Assured Guaranty Municipal Corp Insured)	485,000	375,906
Escambia Cnty FL Hlth Fac Rev (Baptist Health Care Pensacola Proj.) Series 2020 A, 4% 8/15/2045	110,000	102,242
Florida Development Finance Corp (Lakeland FL Hosp Sys Rev Proj.) Series 2021, 4% 11/15/2038	725,000	742,525
Highlands County Health Facilities Authority (Advent Health Proj.) Series 2024C, 5% tender 11/15/2059 (d)	790,000	890,475
Lee Mem Health Sys FL Hosp Rev 5% 4/1/2044	665,000	689,379
Palm Beach Cnty FL Health Facs (Lifespace Proj.) Series 2015C, 5% 5/15/2030	495,000	495,854
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2029	175,000	188,095
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2032	200,000	218,266
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2034	310,000	337,182
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2037	385,000	413,361
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2039	400,000	425,424
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2041	400,000	421,324
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2026	100,000	104,043
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2042	5,000	5,164
Tallahassee FL Health Facs Rev (Tallahassee Mem Hlthcare FL Proj.) Series 2015A, 5% 12/1/2040	410,000	411,066
Tallahassee FL Health Facs Rev (Tallahassee Mem Hlthcare FL Proj.) Series 2016A, 5% 12/1/2026	100,000	101,806
		8,023,943
Housing - 0.0%
Fla Hsg Fin Corp Multifamily Mtg Rev Series 2023 C, 5% tender 12/1/2026 (d)	300,000	306,164
Florida Hsg Fin Corp Rev (FL Homeownership Mortgage Proj.) Series 2019 1, 4% 7/1/2050	80,000	80,686
		386,850
Special Tax - 0.2%
Tampa FL Tax Alloc 0% 9/1/2034	700,000	476,296
Tampa FL Tax Alloc 0% 9/1/2035	750,000	488,189
Tampa FL Tax Alloc 0% 9/1/2036	800,000	496,518
		1,461,003
Transportation - 1.7%
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2042 (f)	1,365,000	1,400,055
Broward Cnty FL Arpt Sys Rev Series 2019 A, 5% 10/1/2049 (f)	1,000,000	1,036,923
Broward Cnty FL Arpt Sys Rev Series C, 5% 10/1/2024 (f)	45,000	45,000
Florida Dev Fin Corp Rev (Brightline FL Proj.) Series 2024, 5.25% 7/1/2053 (Assured Guaranty Municipal Corp Insured) (f)	1,910,000	2,018,644
Florida Dev Fin Corp Rev (Brightline FL Proj.) Series 2024, 5.5% 7/1/2053 (f)	1,000,000	1,047,047
Florida St Mid Bay Bridge Auth Series A, 5% 10/1/2027	105,000	106,791
Florida St Mid Bay Bridge Auth Series A, 5% 10/1/2029	80,000	81,345
Florida St Mid Bay Bridge Auth Series A, 5% 10/1/2030	70,000	71,101
Greater Orlando Aviation Auth 5% 10/1/2031 (f)	125,000	130,461
Greater Orlando Aviation Auth Series 2019 A, 5% 10/1/2024 (f)	300,000	300,000
Greater Orlando Aviation Auth Series 2019 A, 5% 10/1/2025 (f)	300,000	305,082
Greater Orlando Aviation Auth Series 2019 A, 5% 10/1/2032 (f)	300,000	321,863
Greater Orlando Aviation Auth Series 2019 A, 5% 10/1/2038 (f)	430,000	455,153
Greater Orlando Aviation Auth Series 2019 A, 5% 10/1/2054 (f)	1,620,000	1,678,797
Hillsborough Cnty FL Aviation (Tampa International Airport Proj.) Series 2022A, 5% 10/1/2026 (f)	2,750,000	2,856,195
Miami-Dade Cnty Fla Aviat Rev 4% 10/1/2040	300,000	300,361
Miami-Dade Cnty Fla Aviat Rev 5% 10/1/2025	245,000	250,634
Miami-Dade Cnty Fla Aviat Rev 5% 10/1/2029	145,000	150,627
Miami-Dade Cnty Fla Aviat Rev 5% 10/1/2040 (f)	810,000	830,675
Miami-Dade Cnty Fla Aviat Rev Series A, 5% 10/1/2027 (f)	620,000	630,150
Miami-Dade Cnty Fla Aviat Rev Series A, 5% 10/1/2038 (f)	80,000	80,810
Miami-Dade Cnty Fla Expwy Auth Toll Sys Rev Series 2014A, 5% 7/1/2025	395,000	395,456
		14,493,170
Water & Sewer - 0.0%
Miami-Dade Cnty FL Wtr & Swr Rev Series 2021, 5% 10/1/2032	155,000	175,780
TOTAL FLORIDA		29,947,562
GEORGIA - 4.4%
Education - 0.4%
Fulton Cnty GA Dev Auth Rev (University System of GA Proj.) 4% 6/15/2049	40,000	38,737
Private Colgs & Unvs Ath GA Rv (Emory University GA Proj.) Series 2020 B, 5% 9/1/2025	180,000	183,573
Private Colgs & Unvs Ath GA Rv (Emory University GA Proj.) Series 2020 B, 5% 9/1/2034	1,000,000	1,125,332
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 4% 4/1/2039	1,365,000	1,390,126
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 5% 4/1/2029	500,000	544,683
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 5% 4/1/2036	135,000	148,997
		3,431,448
Electric Utilities - 0.8%
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series 2013 FIRST, 3.375% tender 11/1/2053 (d)	360,000	363,906
Burke Cnty GA Dev Auth Pcr (Georgia Transmission Corp Proj.) Series 2012, 2.75% 1/1/2052 (d)	610,000	427,762
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2035 (Assured Guaranty Municipal Corp Insured)	400,000	413,712
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2036 (Assured Guaranty Municipal Corp Insured)	410,000	422,910
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2037 (Assured Guaranty Municipal Corp Insured)	470,000	482,442
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2040 (Assured Guaranty Municipal Corp Insured)	385,000	390,359
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2041	480,000	478,127
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2049	245,000	238,242
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2025 (Assured Guaranty Municipal Corp Insured)	200,000	200,819
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2026	165,000	169,478
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2026 (Assured Guaranty Municipal Corp Insured)	425,000	437,065
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2028 (Assured Guaranty Municipal Corp Insured)	400,000	430,450
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2030	55,000	59,577
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2031 (Assured Guaranty Municipal Corp Insured)	360,000	394,865
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2032 (Assured Guaranty Municipal Corp Insured)	330,000	360,887
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2032 (Assured Guaranty Municipal Corp Insured)	280,000	306,207
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2034	375,000	402,516
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2037 (g)	590,000	669,125
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5.25% 1/1/2041 (Build America Mutual Assurance Co Insured) (g)	165,000	187,867
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5.25% 1/1/2049 (g)	160,000	176,986
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series 1ST 1995, 2.25% 7/1/2025	200,000	197,235
		7,210,537
Health Care - 0.2%
DeKalb GA Priv Hsp Auth Rev (Childrens Healthcare of Atlanta Proj.) Series 2019 B, 5% 7/1/2027	210,000	224,100
Gainesville & Hall Cnty GA Hsp Ath Rev (Northeast Georgia Healthcare Proj.) Series 2020 A, 3% 2/15/2047	1,895,000	1,530,056
Glynn Brunswick Mem Hosp Auth GA Rev (Southeast GA Health System Proj.) 4% 8/1/2043	5,000	4,594
Glynn Brunswick Mem Hosp Auth GA Rev (Southeast GA Health System Proj.) 5% 8/1/2039	5,000	5,016
Glynn Brunswick Mem Hosp Auth GA Rev (Southeast GA Health System Proj.) 5% 8/1/2043	5,000	5,033
Savannah GA Candler Hosp (St Joseph Candler Health Proj.) 4% 7/1/2036	195,000	198,128
Savannah GA Candler Hosp (St Joseph Candler Health Proj.) 4% 7/1/2043	205,000	204,022
		2,170,949
State G.O. - 2.8%
Main Street Natural Gas Inc 4% tender 7/1/2052 (Royal Bank of Canada Guaranteed) (d)	12,000,000	12,147,214
Main Street Natural Gas Inc Series 2022A, 4% tender 9/1/2052 (Citigroup Inc Guaranteed) (d)	3,595,000	3,663,361
Main Street Natural Gas Inc Series 2023C, 5% tender 9/1/2053 (Royal Bank of Canada Guaranteed) (d)	1,000,000	1,080,195
Main Street Natural Gas Inc Series 2023D, 5% tender 5/1/2054 (Citigroup Inc Guaranteed) (d)	3,940,000	4,208,761
Main Street Natural Gas Inc Series 2024B, 5% 9/1/2027 (Royal Bank of Canada Guaranteed)	425,000	443,121
Main Street Natural Gas Inc Series 2024B, 5% 9/1/2028 (Royal Bank of Canada Guaranteed)	550,000	580,258
		22,122,910
Transportation - 0.2%
Atlanta GA Arpt Passenger Fac Charge Rev Series 2023 E, 5% 7/1/2039 (f)	520,000	566,850
Atlanta GA Arpt Rev 5% 7/1/2025 (f)	60,000	60,763
Georgia St Rd & Twy Auth Rev (GA St Garvee Proj.) 5% 6/1/2031	1,000,000	1,126,645
		1,754,258
TOTAL GEORGIA		36,690,102
HAWAII - 1.7%
General Obligations - 1.1%
Honolulu HI City & Cnty Gen. Oblig. Series 2017 A, 5% 9/1/2033	5,000	5,312
Honolulu HI City & Cnty Gen. Oblig. Series 2020 B, 5% 3/1/2029	1,000,000	1,108,620
Honolulu HI City & Cnty Gen. Oblig. Series 2024A, 5% 7/1/2048	1,375,000	1,528,491
Honolulu HI City & Cnty Gen. Oblig. Series 2024A, 5.25% 7/1/2046	1,500,000	1,713,825
Honolulu HI City & Cnty Gen. Oblig. Series 2024A, 5.25% 7/1/2047	2,000,000	2,278,963
Honolulu HI City & Cnty Gen. Oblig. Series 2024A, 5.25% 7/1/2049	1,300,000	1,474,411
		8,109,622
Transportation - 0.5%
Hawaii St Arpts Sys Rev Series 2018 A, 5% 7/1/2033 (f)	350,000	367,975
Hawaii St Arpts Sys Rev Series 2018 A, 5% 7/1/2048 (f)	2,800,000	2,869,105
Hawaii St Arpts Sys Rev Series 2022 A, 5% 7/1/2042 (f)	1,245,000	1,328,745
Hawaii St Hbr Sys Rev Series 2020 A, 4% 7/1/2036 (f)	40,000	40,618
		4,606,443
Water & Sewer - 0.1%
Honolulu HI Cty & Cnty Wastewtr Sys Rev Series 2025A, 5% 7/1/2038 (g)	455,000	526,371
TOTAL HAWAII		13,242,436
IDAHO - 0.1%
Housing - 0.0%
Idaho Hsg & Fin Assn (ID Single Family Hsg 7/1/19 Proj.) Series 2019 A, 4% 1/1/2050	10,000	10,104
Transportation - 0.1%
Idaho Hsg & Fin Assn (Idaho St Garvee Proj.) Series 2021A, 5% 7/15/2031	610,000	694,763
TOTAL IDAHO		704,867
ILLINOIS - 9.9%
Education - 0.3%
Illinois Fin Auth Rev (Bradley University Proj.) Series 2017 C, 5% 8/1/2030	615,000	642,446
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) Series 2016 A, 5% 10/1/2028	10,000	10,435
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) Series 2016, 5% 10/1/2029	30,000	31,223
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 4% 9/1/2035	60,000	54,708
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 5% 9/1/2036	295,000	292,097
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 5% 9/1/2038	100,000	97,066
Illinois Finance Authority (University of Illinois Proj.) Series 2019A, 5% 10/1/2025	200,000	203,586
Illinois Finance Authority (University of Illinois Proj.) Series 2019A, 5% 10/1/2026	200,000	208,356
Illinois Finance Authority (University of Illinois Proj.) Series 2019A, 5% 10/1/2031	200,000	217,931
Illinois Finance Authority (University of Illinois Proj.) Series 2019A, 5% 10/1/2038	200,000	211,718
Illinois Finance Authority Rev (Lake Forest College Proj.) Series 2022A, 5% 10/1/2029	350,000	370,695
Illinois Finance Authority Rev (Lake Forest College Proj.) Series 2022A, 5% 10/1/2030	230,000	244,145
Illinois Finance Authority Rev (Lake Forest College Proj.) Series 2022A, 5% 10/1/2031	215,000	228,663
Northern IL Univ Revs Series 2020 B, 4% 4/1/2040 (Build America Mutual Assurance Co Insured)	455,000	453,853
Univ IL Brd Trustees Cfts Partn (University of Illinois Proj.) Series A, 5% 10/1/2026	15,000	15,021
University of Illinois Series 2018A, 5% 4/1/2030	100,000	107,582
		3,389,525
Escrowed/Pre-Refunded - 0.0%
Illinois Fin Auth Rev 5% 7/1/2033 (Pre-refunded to 7/1/2026 at 100)	10,000	10,408
Illinois Fin Auth Rev 5% 7/1/2036 (Pre-refunded to 7/1/2026 at 100)	45,000	46,837
Illinois Finance Authority Rev Series 2016 C, 4% 2/15/2041	35,000	34,605
		91,850
General Obligations - 5.6%
Champaign County Community Unit School District No 4 Champaign Series 2019, 4% 6/1/2026	15,000	15,301
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2029	350,000	365,495
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2030	160,000	166,247
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2031	150,000	155,769
Chicago IL Brd Ed Series 2019 A, 5% 12/1/2030	405,000	426,563
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2029	125,000	132,593
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2030	100,000	105,323
Chicago IL Brd Ed Series 2022 B, 4% 12/1/2035	600,000	595,189
Chicago IL Brd Ed Series 2022 B, 4% 12/1/2036	1,005,000	989,661
Chicago IL Gen. Oblig. 5% 1/1/2029	1,000,000	1,070,585
Chicago IL Gen. Oblig. 5% 1/1/2033	895,000	982,887
Chicago IL Gen. Oblig. Series 2015 C, 5% 1/1/2027	215,000	218,187
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2027	400,000	416,301
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2030	615,000	665,016
Chicago IL Gen. Oblig. Series 2021 A, 5% 1/1/2032	7,725,000	8,381,356
Chicago IL Gen. Oblig. Series 2021 B, 4% 1/1/2032	375,000	383,095
Cook Cnty IL Gen. Oblig. 5% 11/15/2024	50,000	50,084
Cook Cnty IL Gen. Oblig. 5% 11/15/2033	425,000	474,868
Cook Cnty IL Gen. Oblig. Series 2016 A, 5% 11/15/2031	500,000	522,345
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2025	180,000	182,068
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2026	90,000	92,525
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2027	90,000	93,428
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2028	45,000	47,058
DuPage & Cook Cntys IL Cmnty Unit Sch Dist No 205 Series 2022, 4% 9/15/2042	2,100,000	2,104,143
Illinois St Gen. Oblig. 5% 2/1/2026	400,000	411,146
Illinois St Gen. Oblig. 5% 2/1/2027	585,000	614,441
Illinois St Gen. Oblig. 5% 3/1/2029	650,000	707,830
Illinois St Gen. Oblig. 5% 3/1/2033	1,700,000	1,903,752
Illinois St Gen. Oblig. Series 2016, 5% 1/1/2026	5,000	5,130
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2027	850,000	905,851
Illinois St Gen. Oblig. Series 2018 A, 5% 10/1/2024	25,000	25,000
Illinois St Gen. Oblig. Series 2018 A, 5% 10/1/2028	1,500,000	1,623,135
Illinois St Gen. Oblig. Series 2018B, 5% 10/1/2024	1,050,000	1,050,000
Illinois St Gen. Oblig. Series 2019B, 5% 9/1/2025	20,000	20,365
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2032	650,000	731,554
Illinois St Gen. Oblig. Series FEBRUARY 2014, 5% 2/1/2025	520,000	522,370
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2032	450,000	499,575
Illinois St Gen. Oblig. Series MAY 2014, 5% 5/1/2028	50,000	50,221
Illinois St Gen. Oblig. Series MAY 2023 B, 5% 5/1/2035	1,915,000	2,127,919
Illinois St Gen. Oblig. Series MAY 2023 B, 5.25% 5/1/2041	670,000	738,244
Illinois St Gen. Oblig. Series MAY 2023 B, 5.25% 5/1/2043	5,000,000	5,467,844
Illinois St Gen. Oblig. Series MAY 2023D, 5% 7/1/2029	1,615,000	1,767,207
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2033	685,000	777,664
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2040	520,000	576,903
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2044	460,000	510,365
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2047	340,000	374,234
Illinois St Gen. Oblig. Series OCT 2020 C, 4% 10/1/2037	1,815,000	1,835,862
Kendall Kane & Will Cnty IL Uni Sch Dist No 308 0% 2/1/2025 (Assured Guaranty Municipal Corp Insured)	315,000	311,166
Kendall Kane & Will Cnty IL Uni Sch Dist No 308 Series 2015, 4% 2/1/2030	800,000	802,193
Schaumburg IL Gen. Oblig. Series 2023, 4% 12/1/2030	680,000	725,821
		43,721,879
Health Care - 1.3%
Illinois Fin Auth Health Svcs Fac Lease Rev (University of Illinois Hospital And Health Sciences System Proj.) Series 2020, 4% 10/1/2055	400,000	366,622
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2034	50,000	52,389
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2036	15,000	15,676
Illinois Fin Auth Rev (Mercy Alliance Inc Proj.) Series 2016, 5% 12/1/2029	620,000	638,548
Illinois Fin Auth Rev (Mercy Alliance Inc Proj.) Series 2016, 5% 12/1/2033	485,000	497,838
Illinois Fin Auth Rev (Northwestern Memorial Hosp,Il Proj.) Series 2017A, 5% 7/15/2042	1,000,000	1,038,661
Illinois Fin Auth Rev (Osf Healthcare System Proj.) 4.125% 5/15/2047	750,000	726,953
Illinois Fin Auth Rev (Osf Healthcare System Proj.) 5% 5/15/2043	790,000	807,748
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2015 A, 5% 11/15/2025	150,000	152,576
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2016, 5% 5/15/2029	10,000	10,302
Illinois Fin Auth Rev (Silver Cross Health System IL Proj.) Series 2015 C, 4.125% 8/15/2037	60,000	59,290
Illinois Fin Auth Rev (Silver Cross Health System IL Proj.) Series 2015 C, 5% 8/15/2026	35,000	35,531
Illinois Fin Auth Rev (University of Chicago Hosps,Il Proj.) Series B, 5% 8/15/2035	250,000	259,520
Illinois Finance Authority Rev (Carle Foundation Hospital,Il Proj.) Series 2021A, 4% 8/15/2037	2,155,000	2,187,938
Illinois Finance Authority Rev (Northshore University Health System Proj.) Series 2020A, 3.25% 8/15/2049	285,000	232,338
Illinois Finance Authority Rev (Osf Healthcare System Proj.) 3% 5/15/2050 (Build America Mutual Assurance Co Insured)	710,000	585,818
Illinois Finance Authority Rev (Osf Healthcare System Proj.) Series 2020 A, 3% 5/15/2050	1,570,000	1,236,191
Illinois Finance Authority Rev (Osf Healthcare System Proj.) Series 2020 A, 4% 5/15/2050	1,000,000	922,911
Illinois Finance Authority Rev (Osf Healthcare System Proj.) Series 2020 B 1, 5% tender 5/15/2050 (d)	400,000	400,711
		10,227,561
Housing - 0.1%
Illinois Housing Dev Auth Series 2019 D, 2.7% 10/1/2034 (IL Hsg Revenue Bonds 3/1/2016 Guaranteed)	115,000	103,625
Illinois Housing Development Authority (IL Hsg Revenue Bonds 3/1/2016 Proj.) Series 2021 B, 3% 4/1/2051	580,000	572,069
		675,694
Special Tax - 1.8%
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2035	420,000	277,540
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2028 (National Public Finance Guarantee Corporation Insured)	1,200,000	1,069,936
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2032 (National Public Finance Guarantee Corporation Insured)	30,000	22,959
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2035 (National Public Finance Guarantee Corporation Insured)	240,000	162,925
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2036 (National Public Finance Guarantee Corporation Insured)	2,280,000	1,481,367
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2040	1,725,000	911,641
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2043 (Assured Guaranty Municipal Corp Insured)	610,000	283,896
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2044 (Assured Guaranty Municipal Corp Insured)	1,680,000	744,114
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2047 (Assured Guaranty Municipal Corp Insured)	155,000	59,132
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 4% 12/15/2047	5,000,000	4,835,775
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 5% 6/15/2050	1,730,000	1,800,436
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 1994 A &B, 0% 6/15/2025	25,000	24,408
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017A, 5% 6/15/2057	875,000	892,916
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2020A, 4% 6/15/2050	1,170,000	1,115,372
Sales Tax Securitization Corp Series 2023C, 5% 1/1/2031	1,000,000	1,119,952
		14,802,369
Transportation - 0.8%
Chicago IL Midway Arpt Rev Series A, 4% 1/1/2033 (f)	305,000	305,874
Chicago IL Midway Arpt Rev Series B, 4% 1/1/2035	200,000	200,612
Chicago IL O'Hare Intl Arpt Rev (Chicago IL Ohare Pfc Proj.) Series 2012B, 4% 1/1/2029 (f)	400,000	400,037
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2037	50,000	51,700
Chicago IL O'Hare Intl Arpt Rev Series 2018A, 5% 1/1/2048 (f)	90,000	92,422
Chicago IL O'Hare Intl Arpt Rev Series 2022 C, 5% 1/1/2040 (f)	1,850,000	1,964,452
Chicago IL O'Hare Intl Arpt Rev Series 2023, 5% 1/1/2038 (Build America Mutual Assurance Co Insured)	1,000,000	1,129,473
Chicago IL O'Hare Intl Arpt Rev Series 2024 A, 5% 1/1/2036 (f)	300,000	330,524
Chicago IL O'Hare Intl Arpt Rev Series 2024 A, 5% 1/1/2039 (f)	665,000	719,683
Chicago IL O'Hare Intl Arpt Rev Spl (TrIPs Obligated Group Proj.) 5% 7/1/2038 (f)	50,000	51,385
Chicago IL O'Hare Intl Arpt Rev Spl (TrIPs Obligated Group Proj.) 5% 7/1/2048 (f)	600,000	608,148
Illinois St Toll Hwy Auth Hwy Rev Series 2019 A, 5% 1/1/2044	105,000	111,774
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2040	220,000	241,981
		6,208,065
TOTAL ILLINOIS		79,116,943
INDIANA - 1.1%
Education - 0.5%
Indiana Fin Auth Edl Facs Rev (Depauw University Proj.) Series 2022A, 5% 7/1/2030	1,130,000	1,223,314
Indiana Fin Auth Edl Facs Rev (Depauw University Proj.) Series 2022A, 5% 7/1/2031	1,990,000	2,168,645
Indiana Fin Auth Edl Facs Rev (Depauw University Proj.) Series 2022A, 5% 7/1/2047	1,055,000	1,094,701
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2019, 4% 4/1/2046	215,000	203,874
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2020, 5% 4/1/2030	105,000	113,686
		4,804,220
Electric Utilities - 0.0%
Indiana St Fin Auth Environmental Facs Rev (Indianapolis Pwr & Lt Co Proj.) 0.75% tender 12/1/2038 (d)	50,000	48,380
Indiana St Fin Auth Environmental Facs Rev (Indianapolis Pwr & Lt Co Proj.) 0.95% tender 12/1/2038 (d)(f)	100,000	97,051
		145,431
Health Care - 0.2%
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 4.25% 3/1/2049	135,000	133,056
Indiana Fin Auth Health Sys Rev (Franciscan Alliance Proj.) Series 2016 A, 4% 11/1/2051	1,885,000	1,816,554
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2030	50,000	52,034
		2,001,644
Housing - 0.2%
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) 3% 1/1/2052	985,000	969,519
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) 3% 7/1/2050	85,000	83,916
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) 5% 7/1/2025	690,000	699,483
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) Series 2020 A, 3.75% 1/1/2049	225,000	225,843
		1,978,761
Industrial Development - 0.1%
Whiting Ind Environmental Facs (Bp Products North America Inc Proj.) Series 2019A, 5% tender 12/1/2044 (BP PLC Guaranteed) (d)(f)	695,000	711,591
Water & Sewer - 0.1%
Indiana Finance Authority Series 2021 2, 5% 10/1/2041	1,000,000	1,103,172
TOTAL INDIANA		10,744,819
IOWA - 0.4%
Education - 0.0%
Iowa Student Ln Liquidity Corp Series 2019 B, 5% 12/1/2027 (f)	155,000	162,359
Health Care - 0.1%
Iowa Fin Auth Rev (Lifespace Proj.) Series 2019 A 1, 4% 5/15/2055	545,000	462,111
Tobacco Bonds - 0.3%
Tobacco Settlement Auth Iowa Tobacco Settlement Rev Series 2021 B1 CLASS 2, 4% 6/1/2049	35,000	35,277
Tobacco Settlement Auth Iowa Tobacco Settlement Rev Series 2021A 2 CL 1, 4% 6/1/2040	425,000	429,318
Tobacco Settlement Auth Iowa Tobacco Settlement Rev Series 2021A 2 CL 1, 5% 6/1/2027	250,000	260,324
Tobacco Settlement Auth Iowa Tobacco Settlement Rev Series 2021A 2 CL 1, 5% 6/1/2028	500,000	527,793
Tobacco Settlement Auth Iowa Tobacco Settlement Rev Series 2021A 2 CL 1, 5% 6/1/2029	600,000	641,690
Tobacco Settlement Auth Iowa Tobacco Settlement Rev Series 2021A 2 CL 1, 5% 6/1/2030	700,000	756,764
		2,651,166
TOTAL IOWA		3,275,636
KENTUCKY - 1.1%
Electric Utilities - 0.1%
Carroll Cnty KY Pollution Ctl Rev (Kentucky Utilities Co Proj.) Series 2016 A, 1.55% tender 9/1/2042 (d)	1,000,000	963,405
General Obligations - 0.3%
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2026	80,000	83,054
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2029	85,000	91,863
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2032	20,000	21,366
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2033	15,000	16,011
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2034	20,000	21,351
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2035	10,000	10,649
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2036	10,000	10,637
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2038	1,000,000	1,061,742
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series 2018, 5% 4/1/2025	175,000	176,672
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 4% 11/1/2035	600,000	609,407
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 11/1/2029	150,000	163,619
		2,266,371
Health Care - 0.2%
Ashland KY Med Ctr Rev (King's Daughters Medical Center Proj.) 4% 2/1/2037	175,000	172,336
Ashland KY Med Ctr Rev (King's Daughters Medical Center Proj.) 5% 2/1/2025	280,000	280,793
Ashland KY Med Ctr Rev (King's Daughters Medical Center Proj.) Series 2016 A, 4% 2/1/2036	300,000	300,355
Ashland KY Med Ctr Rev (King's Daughters Medical Center Proj.) Series 2019, 3% 2/1/2040 (Assured Guaranty Municipal Corp Insured)	370,000	326,584
Kentucky Econ Dev Fin Auth (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2030	345,000	373,823
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% 10/1/2032	70,000	71,924
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% tender 10/1/2047 (d)	70,000	72,738
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% tender 10/1/2047 (d)	85,000	92,720
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2020A, 3% 10/1/2043	1,230,000	984,187
		2,675,460
State G.O. - 0.5%
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2020 A, 4% tender 12/1/2050 (BP PLC Guaranteed) (d)	1,505,000	1,519,484
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024 A1, 5% 2/1/2030 (Morgan Stanley Guaranteed)	755,000	807,025
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024 A1, 5% 2/1/2031 (Morgan Stanley Guaranteed)	805,000	862,432
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024 A1, 5% 2/1/2032 (Morgan Stanley Guaranteed)	600,000	657,955
		3,846,896
TOTAL KENTUCKY		9,752,132
LOUISIANA - 0.2%
Education - 0.0%
Louisiana Pub Facs Auth Rev (Tulane Univ, LA Proj.) Series 2016 A, 5% 12/15/2028	15,000	15,736
Louisiana Pub Facs Rev (Tulane Univ, LA Proj.) 5% 12/15/2032	165,000	175,386
		191,122
Health Care - 0.0%
Louisiana Pub Facs Auth Rev (Ochsner Clinic Foundation Proj.) Series 2015, 5% 5/15/2047	195,000	195,755
Louisiana Pub Facs Rev (Christus Health Proj.) Series 2018 E, 5% 7/1/2038	100,000	105,922
Louisiana Pub Facs Rev (Ochsner Clinic Foundation Proj.) Series 2017, 5% 5/15/2027	115,000	120,657
		422,334
Housing - 0.0%
Louisiana Hsg Corp Single Family Mtg Rev (LA Home Ownership Proj.) 5.75% 12/1/2053	230,000	253,902
Transportation - 0.2%
New Orleans LA Aviation Board Series 2017 B, 5% 1/1/2048 (f)	2,000,000	2,017,679
TOTAL LOUISIANA		2,885,037
MAINE - 0.2%
Education - 0.0%
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2029	10,000	10,509
General Obligations - 0.2%
Auburn ME 2.375% 11/1/2040	2,300,000	1,752,669
Health Care - 0.0%
Maine Health & Higher Edl Facs Auth Rev (Northern Light Health Proj.) Series 2016A, 4% 7/1/2041	85,000	76,235
Maine Health & Higher Edl Facs Auth Rev (Northern Light Health Proj.) Series 2016A, 4% 7/1/2046	85,000	71,933
		148,168
TOTAL MAINE		1,911,346
MARYLAND - 1.6%
Education - 0.1%
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 4% 6/1/2055	190,000	175,721
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 5% 6/1/2029	370,000	394,540
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 5% 6/1/2030	745,000	800,017
		1,370,278
General Obligations - 0.6%
Frederick Cnty MD Gen. Oblig. Series 2021 A, 1.5% 10/1/2033	1,005,000	832,884
Prince Georges Cty MD Ctf Part (Prince Georges County MD Proj.) 5% 10/1/2025	1,610,000	1,645,579
Prince Georges Cty MD Ctf Part (Prince Georges County MD Proj.) 5% 10/1/2026	1,650,000	1,731,756
State of Maryland Gen. Oblig. 4% 3/1/2028	1,000,000	1,053,364
		5,263,583
Health Care - 0.4%
Maryland Health & Higher Educational Facilities Authority (Greater Baltimore Med Ctr, MD Proj.) Series 2021 A, 2.5% 7/1/2051	1,210,000	830,568
Maryland Health & Higher Educational Facilities Authority (Greater Baltimore Med Ctr, MD Proj.) Series 2021 A, 3% 7/1/2046	1,265,000	1,055,347
Maryland Health & Higher Educational Facilities Authority (Greater Baltimore Med Ctr, MD Proj.) Series 2021 A, 3% 7/1/2051	915,000	702,440
		2,588,355
Housing - 0.1%
Maryland Community Development Administration (Residential Revenue Bonds Proj.) 3.5% 3/1/2050	425,000	425,214
Maryland Community Development Administration (Residential Revenue Bonds Proj.) 5% 9/1/2028	115,000	124,637
Maryland Community Development Administration (Residential Revenue Bonds Proj.) Series 2019 B, 4% 9/1/2049	55,000	55,415
Montgomery County Housing Opportunities Commission (Montgomery Cnty MD Mhsg 1996 Proj.) Series 2021 C, 0.8% 7/1/2025	100,000	97,496
		702,762
Special Tax - 0.0%
State of Maryland Built to Learn Revenue Series 2021, 4% 6/1/2046	180,000	179,706
Transportation - 0.4%
Maryland St Transn Auth Transn Series 2020, 5% 7/1/2040	2,000,000	2,181,115
MD St Econ Dev Corp Air Cargo (Afco Airport Real Estate Group, LLC Proj.) Series 2019, 5% 7/1/2025 (f)	510,000	515,058
MD St Econ Dev Corp Air Cargo (Afco Airport Real Estate Group, LLC Proj.) Series 2019, 5% 7/1/2026 (f)	230,000	236,604
		2,932,777
TOTAL MARYLAND		13,037,461
MASSACHUSETTS - 3.2%
Education - 1.3%
Massachusetts Development Finance Agency (Boston College,Ma Proj.) Series 2021 V, 5% 7/1/2055	1,245,000	1,536,795
Massachusetts Development Finance Agency (Emerson College, MA Proj.) Series 2018, 5% 1/1/2043	180,000	184,085
Massachusetts Development Finance Agency (Lasell College Proj.) Series 2021, 4% 7/1/2026	240,000	237,260
Massachusetts Development Finance Agency (Lasell College Proj.) Series 2021, 4% 7/1/2027	255,000	250,925
Massachusetts Development Finance Agency (Lasell College Proj.) Series 2021, 4% 7/1/2028	325,000	318,414
Massachusetts Development Finance Agency (Lasell College Proj.) Series 2021, 4% 7/1/2029	340,000	331,755
Massachusetts Development Finance Agency (Lasell College Proj.) Series 2021, 4% 7/1/2030	355,000	344,119
Massachusetts Development Finance Agency (Lasell College Proj.) Series 2021, 4% 7/1/2031	370,000	356,356
Massachusetts Development Finance Agency (Simmons College, MA Proj.) 4% 10/1/2050	490,000	423,704
Massachusetts Development Finance Agency (Simmons College, MA Proj.) 5% 10/1/2045	370,000	374,246
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) 4% 7/1/2045	480,000	437,069
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) Series 2019, 5% 7/1/2027	440,000	456,947
Massachusetts Development Finance Agency (Worcester Polytech Inst, MA Proj.) Series 2019, 5% 9/1/2059	200,000	209,693
Massachusetts St Dev Fin Agy Rev (Emerson College, MA Proj.) Series 2016A, 5% 1/1/2031	40,000	41,294
Massachusetts St Dev Fin Agy Rev (Emerson College, MA Proj.) Series 2017A, 5% 1/1/2036	325,000	336,619
Massachusetts St Dev Fin Agy Rev (Emerson College, MA Proj.) Series 2017A, 5% 1/1/2037	1,050,000	1,084,825
Massachusetts St Dev Fin Agy Rev (Suffolk Univ, MA Proj.) Series 2017, 5% 7/1/2036	275,000	281,399
Massachusetts St Dev Fin Agy Rv (President and Fellows of Harvard College Proj.) Series 2024 B, 5% 2/15/2034	2,400,000	2,910,808
		10,116,313
General Obligations - 0.8%
Massachusetts St Gen. Oblig. 5% 1/1/2049	2,000,000	2,102,691
Massachusetts St Gen. Oblig. 5.25% 10/1/2047	2,000,000	2,249,499
Massachusetts St Gen. Oblig. Series 2019 C, 5% 5/1/2049	345,000	364,001
Massachusetts St Gen. Oblig. Series 2020 E, 5% 11/1/2050	1,640,000	1,755,079
		6,471,270
Health Care - 0.0%
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2019 K, 5% 7/1/2025	125,000	126,609
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2019 K, 5% 7/1/2026	165,000	170,898
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2019 K, 5% 7/1/2027	195,000	206,964
Massachusetts St Dev Fin Agy Rev (Lawrence General Hospital MA Proj.) Series 2014A, 5.25% 7/1/2034	40,000	39,225
Massachusetts St Dev Fin Agy Rev (South Shore Hospital, MA Proj.) 5% 7/1/2030	195,000	199,485
Massachusetts St Dev Fin Agy Rev (South Shore Hospital, MA Proj.) 5% 7/1/2041	140,000	141,280
		884,461
Housing - 0.1%
Massachusetts Housing Finance Agency (Single Family Housing Revenue Proj.) 3% 6/1/2047	605,000	597,478
Special Tax - 0.6%
Mass Bay Tran Auth Sls Tax Series 2021 A 1, 5% 7/1/2035	820,000	926,908
Massachusetts St Transn Fd Rev Series 2021 B, 5% 6/1/2026	350,000	365,219
Massachusetts St Transn Fd Rev Series 2021 B, 5% 6/1/2027	500,000	535,206
Massachusetts St Transn Fd Rev Series 2021 B, 5% 6/1/2041	1,250,000	1,322,018
Massachusetts St Transn Fd Rev Series 2021A, 5% 6/1/2051	1,860,000	1,986,800
		5,136,151
Transportation - 0.4%
Massachusetts Port Auth Spl Fac Rev (Bosfuel Corporation Proj.) Series 2019 A, 5% 7/1/2049 (f)	230,000	237,493
Massachusetts St Port Auth Rev 5% 7/1/2041 (f)	1,000,000	1,070,375
Massachusetts St Port Auth Rev 5% 7/1/2046 (f)	290,000	305,742
Massachusetts St Port Auth Rev 5% 7/1/2051 (f)	1,000,000	1,046,765
Massachusetts St Port Auth Rev Series 2019 A, 5% 7/1/2040 (f)	500,000	524,733
		3,185,108
TOTAL MASSACHUSETTS		26,390,781
MICHIGAN - 0.9%
Education - 0.4%
Michigan Finance Authority (Calvin University Proj.) 4% 9/1/2031	665,000	686,108
Michigan Finance Authority (Calvin University Proj.) 5% 9/1/2032	690,000	758,565
Michigan Finance Authority (Calvin University Proj.) 5% 9/1/2033	650,000	710,314
Michigan Finance Authority (Calvin University Proj.) 5% 9/1/2036	505,000	545,694
University MI Univ Revs Series 2020 A, 5% 4/1/2050	1,000,000	1,073,932
		3,774,613
Electric Utilities - 0.0%
Michigan St Strategic Fd Ltd Oblig Rev (Consumers Energy Co Proj.) 1.8% tender 10/1/2049 (d)(f)	175,000	175,000
General Obligations - 0.0%
Grand Rapids MI Pub Schs Series 2019, 5% 11/1/2026 (Assured Guaranty Municipal Corp Insured)	180,000	188,807
Michigan St Bldg Auth Rev (State of Michigan Proj.) 3% 10/15/2045	350,000	294,504
		483,311
Health Care - 0.3%
Flint MI Hosp Bldg Auth Rev (Hurley Medical Center, MI Proj.) Series 2020, 4% 7/1/2041	140,000	129,340
Flint MI Hosp Bldg Auth Rev (Hurley Medical Center, MI Proj.) Series 2020, 5% 7/1/2025	60,000	60,234
Flint MI Hosp Bldg Auth Rev (Hurley Medical Center, MI Proj.) Series 2020, 5% 7/1/2027	265,000	269,624
Grand Traverse Cnty MI Hosp (Munson Healthcare Proj.) 3% 7/1/2051	395,000	314,246
Kalamazoo MI Hosp Fin Auth Hosp Fac Rev (Bronson Methodist Hsp, MI Proj.) Series 2016, 4% 5/15/2036	185,000	185,856
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) Series 2016, 5% 11/15/2025	570,000	583,592
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) Series 2016, 5% 11/15/2026	160,000	166,673
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) Series 2019A, 5% 11/15/2048	55,000	57,680
Michigan Fin Auth Rev (Trinity Health Proj.) Series MI 2019 A, 3% 12/1/2049	555,000	453,829
Michigan St Hosp Fin Auth Rev (Trinity Health Proj.) Series 2008C, 5% 12/1/2032	10,000	10,567
		2,231,641
Housing - 0.1%
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) 3.5% 12/1/2050	510,000	510,246
Michigan Hsg Dev Auth Rent Hsg Rev (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2021 A, 2.45% 10/1/2046	555,000	404,240
		914,486
Special Tax - 0.0%
Michigan Fin Auth Rev (Wayne Cnty MI Proj.) Series 2018, 5% 11/1/2043	50,000	52,123
Tobacco Bonds - 0.1%
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) 4% 6/1/2049	135,000	125,216
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) Series 2020 A 2, 5% 6/1/2040	1,105,000	1,173,844
		1,299,060
Transportation - 0.0%
Wayne Cnty Mich Arpt Auth Rev Series 2018D, 5% 12/1/2029 (f)	85,000	90,596
Wayne Cnty Mich Arpt Auth Rev Series A, 5% 12/1/2029	45,000	47,775
Wayne Cnty Mich Arpt Auth Rev Series B, 5% 12/1/2042 (f)	150,000	154,045
		292,416
Water & Sewer - 0.0%
Great Lakes Sewer Auth Mich Series 2018 A, 5% 7/1/2048	200,000	208,395
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series D, 5% 7/1/2027	100,000	103,877
		312,272
TOTAL MICHIGAN		9,534,922
MINNESOTA - 1.1%
Education - 0.6%
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2030	500,000	525,243
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2045	30,000	30,349
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2023, 4.25% 10/1/2038	300,000	297,979
Minnesota Higher Ed Facs Auth Rev (University of St Thomas, MN Proj.) Series 2024A, 5% 10/1/2049	4,000,000	4,310,568
		5,164,139
General Obligations - 0.3%
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2020B, 4% 8/1/2039	2,050,000	2,081,996
Health Care - 0.1%
Deluth MN Clinic (Essentia Health Proj.) 5% 2/15/2048	220,000	225,232
Deluth MN Clinic (Essentia Health Proj.) Series 2018 A, 5% 2/15/2058	270,000	274,937
Maple Grove MN Health Care Sys Rev (North Memorial Med Center, MN Proj.) Series 2015, 5% 9/1/2026	60,000	60,868
Shakopee Minn Sr Hsg Rev (Benedictine Living Communities Proj.) Series 2018, 5.85% tender 11/1/2058 (d)(e)	255,000	251,657
		812,694
Housing - 0.0%
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 F, 5.75% 7/1/2053	145,000	156,699
Transportation - 0.1%
Minneapolis Met Airport Commis Series 2022B, 5% 1/1/2034 (f)	210,000	229,423
Minneapolis Met Airport Commis Series 2022B, 5% 1/1/2037 (f)	520,000	562,462
		791,885
TOTAL MINNESOTA		9,007,413
MISSISSIPPI - 0.1%
Health Care - 0.0%
Mississippi Hosp Eq & Facs Aut (North Mississippi Hlth Svcs Proj.) 5% 10/1/2024	70,000	70,000
Mississippi Hosp Eq & Facs Aut (North Mississippi Hlth Svcs Proj.) Series 2020 II, 5% tender 10/1/2040 (d)	80,000	83,592
		153,592
Housing - 0.1%
Mississippi Home Corp Single Family Mtg Rev (Sf Mortgage 7/15/2009 Proj.) Series 2021 B, 3% 6/1/2051	260,000	256,392
Mississippi Home Corp Single Family Mtg Rev (Sf Mortgage 7/15/2009 Proj.) Series 2021 B, 5% 6/1/2025	750,000	759,113
		1,015,505
Industrial Development - 0.0%
Mississippi Business Fin Corp Exempt Facs Rev (Enviva Inc Proj.) 7.75% tender 7/15/2047 (b)(c)(d)	742,102	356,209
TOTAL MISSISSIPPI		1,525,306
MISSOURI - 0.6%
Health Care - 0.3%
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series 2021, 4% 3/1/2041	250,000	251,895
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series A, 5% 3/1/2036	105,000	108,829
Missouri Hlth & Edl Facs Rev (St Lukes Hospital,Kan City, MO Proj.) 5% 11/15/2043	1,000,000	1,036,032
St Louis Cnty MO Indl Dev Auth Sr Living Facs Rev (Friendship Village of West County Proj.) Series 2018A, 5.125% 9/1/2048	25,000	25,319
St Louis Cnty MO Indl Dev Auth Sr Living Facs Rev (Friendship Village of West County Proj.) Series 2018A, 5.25% 9/1/2053	1,240,000	1,256,477
		2,678,552
Housing - 0.1%
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2019B, 4% 5/1/2050	10,000	10,100
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2021 A, 3% 5/1/2052	435,000	428,908
		439,008
Transportation - 0.1%
St Louis MO Arpt Rev 5.25% 7/1/2026 (Assured Guaranty Municipal Corp Insured)	570,000	596,275
Water & Sewer - 0.1%
Kansas City MO Wtr Rev 4% 12/1/2044	1,200,000	1,212,108
TOTAL MISSOURI		4,925,943
MONTANA - 0.1%
Health Care - 0.1%
Montana Fac Fin Auth Health Facs Rev (Bozeman Health Proj.) Series 2021 A, 3% 6/1/2050	575,000	462,508
Montana Facility Fin Auth Rev (Benefis Health System Proj.) Series 2016, 5% 2/15/2032	30,000	31,046
		493,554
Housing - 0.0%
Montana St Brd Hsg Single Family Mtg (MT Single Family Proj.) Series 2019B, 4% 6/1/2050	10,000	10,118
TOTAL MONTANA		503,672
NEBRASKA - 1.1%
Education - 0.0%
Douglas Cnty Neb Edl Facs Rev (Creighton University Proj.) Series 2021 A, 3% 7/1/2051	260,000	196,897
Housing - 0.7%
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2019 B, 4% 9/1/2049	30,000	30,012
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2019 E, 3.75% 9/1/2049	45,000	44,771
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2020 A, 3.5% 9/1/2050	555,000	554,866
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2022 B, 5% 3/1/2025	1,090,000	1,095,331
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2022 B, 5% 3/1/2026	1,100,000	1,126,055
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2022 B, 5% 3/1/2030	400,000	426,889
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2022 B, 5% 9/1/2025	1,105,000	1,120,473
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2022 B, 5% 9/1/2026	1,140,000	1,178,924
		5,577,321
State G.O. - 0.4%
Central Plains Energy Proj NE Gas Proj Rev 4% tender 12/1/2049 (Royal Bank of Canada Guaranteed) (d)	850,000	854,050
Central Plains Energy Proj NE Gas Proj Rev Series 2023 A 1, 5% tender 5/1/2054 (Bank of Montreal Guaranteed) (d)	2,290,000	2,456,065
		3,310,115
TOTAL NEBRASKA		9,084,333
NEVADA - 1.3%
Housing - 0.2%
Nevada Hsg Div Single Family Mtg Rev (NV Single Fam Mort Rev 9/1/2008 Proj.) 3% 10/1/2051	1,810,000	1,782,671
Nevada Hsg Div Single Family Mtg Rev (NV Single Fam Mort Rev 9/1/2008 Proj.) Series 2019 A, 4% 4/1/2049	235,000	236,942
Nevada Hsg Div Single Family Mtg Rev (NV Single Fam Mort Rev 9/1/2008 Proj.) Series 2019B, 4% 10/1/2049	25,000	25,211
		2,044,824
Special Tax - 0.0%
Tahoe-Douglas Visitors Auth Nev Stateline Rev (Tahoe-Douglas Visitors Auth Nev Stateline Rev Proj.) 5% 7/1/2045	195,000	200,764
Transportation - 1.1%
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5.25% 7/1/2049 (f)	3,500,000	3,804,699
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5.25% 7/1/2054 (f)	4,000,000	4,313,687
		8,118,386
TOTAL NEVADA		10,363,974
NEW HAMPSHIRE - 0.7%
Education - 0.1%
New Hampshire Health and Education Facilities Authority Act (New Hampshire Higher Ed Ln Proj.) Series 2023 B, 5% 11/1/2043 (f)	550,000	584,127
Health Care - 0.2%
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 3% 8/15/2051 (Assured Guaranty Municipal Corp Insured)	490,000	405,935
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 5% 8/15/2030	1,405,000	1,553,413
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2026	105,000	109,044
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2037	100,000	104,594
		2,172,986
Housing - 0.4%
National Fin Auth NH Hosp Rev (Lihtc 2020-1 Us Proj.) Series 1 Class A, 4.125% 1/20/2034	218,187	221,487
National Fin Auth NH Hosp Rev (Lihtc 2023-2 Us Proj.) Series 2 Class A, 3.875% 1/20/2038	1,603,922	1,579,990
New Hampshire Business Finance Authority (Lihtc 2022-2 Us Proj.) Series 2 Class A, 4% 10/20/2036	1,461,046	1,462,024
		3,263,501
TOTAL NEW HAMPSHIRE		6,020,614
NEW JERSEY - 5.3%
Education - 1.7%
Gloucester Cnty NJ Impt Auth Rev (Rowan Univ Proj.) Series 2024, 5% 7/1/2034 (Build America Mutual Assurance Co Insured)	200,000	227,885
Gloucester Cnty NJ Impt Auth Rev (Rowan Univ Proj.) Series 2024, 5% 7/1/2036 (Build America Mutual Assurance Co Insured)	700,000	790,432
Gloucester Cnty NJ Impt Auth Rev (Rowan Univ Proj.) Series 2024, 5% 7/1/2037 (Build America Mutual Assurance Co Insured)	550,000	618,934
Gloucester Cnty NJ Impt Auth Rev (Rowan Univ Proj.) Series 2024, 5% 7/1/2038 (Build America Mutual Assurance Co Insured)	575,000	644,363
Gloucester Cnty NJ Impt Auth Rev (Rowan Univ Proj.) Series 2024, 5% 7/1/2039 (Build America Mutual Assurance Co Insured)	650,000	723,905
Gloucester Cnty NJ Impt Auth Rev (Rowan Univ Proj.) Series 2024, 5% 7/1/2042 (Build America Mutual Assurance Co Insured)	700,000	772,248
Gloucester Cnty NJ Impt Auth Rev (Rowan Univ Proj.) Series 2024, 5% 7/1/2044 (Build America Mutual Assurance Co Insured)	855,000	937,410
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2010-1 Proj.) 5% 12/1/2026 (f)	530,000	548,045
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2018 Proj.) Series 2018 B, 5% 12/1/2025 (f)	500,000	509,415
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2018 Proj.) Series 2018 B, 5% 12/1/2026 (f)	485,000	501,512
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2018 Proj.) Series 2018 B, 5% 12/1/2027 (f)	850,000	894,009
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2020 A, 5% 12/1/2025 (f)	60,000	61,130
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2020 A, 5% 12/1/2027 (f)	40,000	42,071
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2020B, 5% 12/1/2024 (f)	100,000	100,226
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2020B, 5% 12/1/2025 (f)	235,000	239,425
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2020B, 5% 12/1/2026 (f)	205,000	211,979
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2020B, 5% 12/1/2027 (f)	145,000	152,507
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023B, 5% 12/1/2030 (f)	3,780,000	4,090,260
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 B, 5% 12/1/2031 (f)	1,170,000	1,273,911
		13,339,667
Escrowed/Pre-Refunded - 0.1%
New Jersey Economic Dev Auth Rev 5% 6/15/2043 (Pre-refunded to 12/15/2028 at 100)	470,000	520,011
General Obligations - 2.5%
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2035	90,000	92,305
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2018EEE, 5% 6/15/2028	410,000	444,609
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2019 LLL, 4% 6/15/2044	315,000	315,868
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2019 LLL, 5% 6/15/2044	180,000	190,192
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series A, 4% 11/1/2027	370,000	385,527
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2046	610,000	608,265
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2040	360,000	383,510
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 6/15/2027	35,000	37,194
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 6/15/2028	40,000	43,376
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 6/15/2043	800,000	836,554
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2023 RRR, 5% 3/1/2025	1,890,000	1,904,314
New Jersey Educational Facilities Authority (New Jersey St Proj.) Series 2016 B, 4% 9/1/2026	500,000	513,271
New Jersey St Gen. Oblig. 5% 6/1/2029	205,000	228,068
New Jersey Trans Trust Fund Auth 0% 12/15/2027	250,000	227,413
New Jersey Trans Trust Fund Auth 0% 12/15/2033 (Assured Guaranty Municipal Corp Insured)	780,000	575,332
New Jersey Trans Trust Fund Auth 4% 6/15/2034	140,000	146,364
New Jersey Trans Trust Fund Auth 4% 6/15/2038	185,000	189,508
New Jersey Trans Trust Fund Auth 4% 6/15/2045	1,535,000	1,540,811
New Jersey Trans Trust Fund Auth 4% 6/15/2050	1,980,000	1,964,170
New Jersey Trans Trust Fund Auth 5% 6/15/2025	100,000	100,132
New Jersey Trans Trust Fund Auth 5% 6/15/2032	295,000	333,278
New Jersey Trans Trust Fund Auth 5% 6/15/2033	1,000,000	1,124,272
New Jersey Trans Trust Fund Auth 5% 6/15/2040	210,000	228,088
New Jersey Trans Trust Fund Auth 5.25% 6/15/2043	445,000	475,323
New Jersey Trans Trust Fund Auth Series 2018 A, 5% 12/15/2032	100,000	107,919
New Jersey Trans Trust Fund Auth Series 2019 BB, 5% 6/15/2033	1,000,000	1,077,870
New Jersey Trans Trust Fund Auth Series 2019 BB, 5% 6/15/2050	70,000	72,680
New Jersey Trans Trust Fund Auth Series 2022 A, 4% 6/15/2039	720,000	740,119
New Jersey Trans Trust Fund Auth Series 2022 BB, 4% 6/15/2046	1,385,000	1,387,565
New Jersey Trans Trust Fund Auth Series 2022 BB, 4% 6/15/2050	1,000,000	992,005
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2033	250,000	285,203
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2036	1,460,000	1,645,103
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2032	495,000	563,651
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2032	470,000	535,184
		20,295,043
Health Care - 0.0%
New Jersey Econom Dev Auth Rev (Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% (b)(e)	100,000	74,291
New Jersey Health Care (St Joseph Hosp & Med Ctr, NJ Proj.) Series 2016, 4% 7/1/2048	100,000	92,845
New Jersey Health Care (St Joseph Hosp & Med Ctr, NJ Proj.) Series 2016, 5% 7/1/2041	65,000	65,442
		232,578
Tobacco Bonds - 0.3%
Tobacco Settlement Fin Corp NJ Series 2018 A, 5.25% 6/1/2046	1,915,000	1,988,925
Tobacco Settlement Fin Corp NJ Series 2018B, 5% 6/1/2046	465,000	469,034
		2,457,959
Transportation - 0.7%
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2016 A 1, 5% 6/15/2027	160,000	165,860
New Jersey Turnpike Authority 5% 1/1/2028	170,000	175,616
New Jersey Turnpike Authority 5% 1/1/2028	840,000	906,896
New Jersey Turnpike Authority Series 2015 E, 5% 1/1/2034	190,000	190,683
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2042 (g)	1,450,000	1,637,099
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2045 (g)	1,800,000	2,018,646
South Jersey Trans Auth NJ Trans Sys Rev Series 2022 A, 5% 11/1/2036	450,000	509,034
South Jersey Trans Auth NJ Trans Sys Rev Series 2022 A, 5% 11/1/2040	150,000	162,795
		5,766,629
TOTAL NEW JERSEY		42,611,887
NEW MEXICO - 0.2%
Education - 0.2%
New Mexico Edl Assistnce Fndtn Series 2021 1A, 5% 9/1/2026 (f)	1,045,000	1,080,263
New Mexico Edl Assistnce Fndtn Series 2021 1A, 5% 9/1/2027 (f)	350,000	366,953
New Mexico Edl Assistnce Fndtn Series 2021 1A, 5% 9/1/2029 (f)	150,000	160,946
		1,608,162
Health Care - 0.0%
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2034	10,000	10,448
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2039	5,000	5,155
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2044	5,000	5,082
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2049	15,000	15,102
		35,787
Housing - 0.0%
New Mexico Mtg Fin Auth (NM Sf Mortgage 2005 General Indenture Sf Mbs Open Proj.) Series 2019 C, 4% 1/1/2050	110,000	110,997
New Mexico Mtg Fin Auth (NM Sf Mortgage 2005 General Indenture Sf Mbs Open Proj.) Series 2019 D, 3.75% 1/1/2050	30,000	30,112
		141,109
TOTAL NEW MEXICO		1,785,058
NEW YORK - 10.3%
Education - 0.8%
Monroe Cnty NY Indl Dev Corp (University of Rochester, NY Proj.) Series 2015B, 4% 7/1/2035	5,000	5,025
New Jersey St Edl Facs Auth Rev (Princeton Univ Proj.) Series 2024B, 5.25% 3/1/2054	3,150,000	3,582,196
New York St Dorm Auth Revs Non St Supported Debt (Barnard College, NY Proj.) 4% 7/1/2045	1,000,000	992,689
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2032	1,250,000	1,363,452
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2037	110,000	117,584
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2042	310,000	323,621
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2015, 5% 7/1/2027	295,000	298,569
		6,683,136
Electric Utilities - 0.1%
Long Island Pwr Auth NY Elec 1.5% tender 9/1/2051 (d)	500,000	480,706
General Obligations - 0.5%
City of New York NY Gen. Oblig. Series E, 5% 8/1/2030	1,025,000	1,065,919
City of New York NY Gen. Oblig. Series FISCAL2024A, 5% 8/1/2041	1,135,000	1,273,894
New York NY City Edl Constr Fd (City of New York NY Proj.) Series 2021 B, 5% 4/1/2046	675,000	728,338
New York NY City Edl Constr Fd (City of New York NY Proj.) Series 2021 B, 5% 4/1/2052	520,000	554,734
		3,622,885
Health Care - 0.3%
Buffalo & Erie County Industrial Land Development Corp (Catholic Health System Proj.) Series 2015, 5% 7/1/2025	400,000	399,406
New York St Dorm Auth Revs Non St Supported Debt (Montefiore Medical Center Proj.) Series 2020A, 4% 9/1/2037	350,000	350,192
New York St Dorm Auth Revs Non St Supported Debt (Montefiore Medical Center Proj.) Series 2020A, 4% 9/1/2039	700,000	690,131
Niagara NY Area Dev Corp Rev (Catholic Health System Proj.) 4.5% 7/1/2052	555,000	497,251
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 5% 12/1/2029 (Assured Guaranty Municipal Corp Insured)	600,000	600,511
Suffolk Cnty NY Economic Dev Corp Rev (St Johnland Assisted Living Proj.) Series 2021, 5.125% 11/1/2041 (e)	100,000	91,222
Suffolk Cnty NY Economic Dev Corp Rev (St Johnland Assisted Living Proj.) Series 2021, 5.375% 11/1/2054 (e)	100,000	87,221
		2,715,934
Housing - 1.6%
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2024 A2, 3.625% tender 11/1/2063 (d)	1,485,000	1,511,251
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2024 B 2, 3.7% tender 5/1/2064 (d)	2,570,000	2,631,096
New York St Hsg Fin Agy (Affordable Housing Revenue Bonds 8/22/2007 Proj.) 0.75% 5/1/2025	130,000	127,225
New York St Hsg Fin Agy 1% tender 11/1/2061 (d)	250,000	237,214
New York St Hsg Fin Agy 1.1% tender 11/1/2061 (d)	1,105,000	1,039,259
New York St Hsg Fin Agy Series 2023 C2, 3.8% tender 11/1/2062 (d)	3,120,000	3,143,674
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) 0.6% tender 5/1/2061 (d)	385,000	375,554
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) 0.7% tender 11/1/2060 (d)	165,000	161,028
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2020A 1 B, 5% 5/1/2030	490,000	537,599
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 K2, 0.9% tender 11/1/2060 (d)	2,075,000	1,996,492
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 221, 3.5% 10/1/2032	15,000	14,851
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 232, 5% 10/1/2025	765,000	776,352
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 239, 3.25% 10/1/2051	905,000	898,626
		13,450,221
Industrial Development - 0.0%
MTA Hudson Rail Yards Trust Series 2016 A, 5% 11/15/2056	100,000	100,158
Other - 0.1%
New York City Trust Cultural Resources Rev (Whitney Museum of American Art Proj.) 5% 7/1/2031	660,000	754,505
Special Tax - 3.4%
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024 B, 5% 5/1/2039	4,750,000	5,411,468
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024D SUB D 1, 5% 11/1/2029	4,000,000	4,475,578
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) 5% 3/15/2041	3,915,000	4,404,354
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 3% 3/15/2050	1,060,000	861,204
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2019 D, 3% 2/15/2049	1,065,000	871,179
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2021 A, 4% 3/15/2038	1,000,000	1,038,011
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2021 E, 4% 3/15/2039	1,000,000	1,032,616
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5.25% 3/15/2052	3,550,000	3,974,981
New York State Urban Development Corp (New York State Pit Proj.) 4% 3/15/2039	1,000,000	1,022,345
New York State Urban Development Corp (New York State Pit Proj.) Series 2020E, 4% 3/15/2044	1,675,000	1,678,204
New York State Urban Development Corp (New York State Pit Proj.) Series 2020E, 4% 3/15/2045	1,350,000	1,346,731
New York Urban Eev Corp Sales Tax Rev (New York State Sales Tax Rev Proj.) Series 2019 A, 5% 3/15/2037	1,105,000	1,205,989
		27,322,660
Transportation - 3.1%
Metropolitan Transn Auth NY Rv 4% 11/15/2046	2,050,000	2,020,803
Metropolitan Transn Auth NY Rv 4% 11/15/2047	150,000	147,273
Metropolitan Transn Auth NY Rv Series 2015A 1, 5% 11/15/2029	120,000	121,284
Metropolitan Transn Auth NY Rv Series 2017 B, 5% 11/15/2024	565,000	565,733
Metropolitan Transn Auth NY Rv Series 2017 D, 5% 11/15/2025	1,635,000	1,674,440
Metropolitan Transn Auth NY Rv Series 2017 D, 5% 11/15/2030	2,220,000	2,372,079
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2030	325,000	347,262
Metropolitan Transn Auth NY Rv Series 2024A, 5.25% 11/15/2049	5,000,000	5,497,239
Metropolitan Transn Auth NY Rv Series A 1, 5% 11/15/2031	100,000	102,881
Metropolitan Transn Auth NY Rv Series C 1, 5% 11/15/2033	1,000,000	1,037,174
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2020, 5% 10/1/2040 (f)	1,000,000	1,037,359
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2032 (f)	380,000	414,056
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2033 (f)	590,000	641,527
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2034 (f)	645,000	699,419
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2035 (f)	325,000	351,089
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2036 (f)	220,000	236,602
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2037 (f)	590,000	632,682
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2038 (f)	1,430,000	1,525,767
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2039 (f)	1,090,000	1,158,275
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2040 (f)	925,000	977,966
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2041 (f)	840,000	884,074
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2042 (f)	420,000	440,357
Port Auth NY & NJ Series 202, 5% 10/15/2029 (f)	500,000	520,037
		23,405,378
Water & Sewer - 0.4%
New York NY Cty Muni Wtr Fin Auth Series 2020 GG1, 5% 6/15/2048	1,350,000	1,440,324
New York St Env Facs Corp Rev Series 2021 B, 5% 2/15/2028	160,000	174,136
New York St Env Facs Corp Rev Series 2021 B, 5% 2/15/2029	100,000	111,234
New York St Env Facs Corp Rev Series 2021 B, 5% 2/15/2030	340,000	385,643
New York St Env Facs Corp Rev Series 2021 B, 5% 8/15/2028	235,000	258,674
New York St Env Facs Corp Rev Series 2021 B, 5% 8/15/2029	200,000	224,817
New York St Env Facs Corp Rev Series 2021 B, 5% 8/15/2030	400,000	457,095
		3,051,923
TOTAL NEW YORK		81,587,506
NORTH CAROLINA - 0.5%
Education - 0.0%
North Carolina St Ed Assistance Auth Rev Series 2023A, 5% 6/1/2043 (f)	155,000	158,609
Escrowed/Pre-Refunded - 0.0%
New Hanover Cnty NC Hosp Rev 5% 10/1/2027 (Escrowed to Maturity)	10,000	10,730
Health Care - 0.1%
North Carolina Med Care Commn Health Care Facs Rev (Lutheran Retirement Ministries of Alamance County NC Proj.) Series 2021 A, 4% 3/1/2051	280,000	244,303
North Carolina Med Care Commn Health Care Facs Rev (Unc Rex Healthcare Proj.) Series 2020 A, 3% 7/1/2045	365,000	305,635
North Carolina Med Care Commn Health Care Facs Rev (Wake Baptist Proj.) 2.55% tender 6/1/2048 (d)	300,000	297,799
		847,737
Transportation - 0.4%
North Carolina Tpk Auth Triangle Expwy Sys Rev Series 2024B, 5% 1/1/2053 (Assured Guaranty Municipal Corp Insured)	3,340,000	3,618,610
TOTAL NORTH CAROLINA		4,635,686
NORTH DAKOTA - 0.2%
Education - 0.1%
University North Dakota Ctfs Partn (University ND Univ Revs Proj.) Series 2021 A, 3% 6/1/2061 (Assured Guaranty Municipal Corp Insured)	790,000	573,781
Housing - 0.1%
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) 3% 1/1/2052	160,000	157,825
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) Series 2021 B, 3% 7/1/2052	555,000	545,945
		703,770
TOTAL NORTH DAKOTA		1,277,551
OHIO - 3.9%
Education - 0.2%
Kent St Univ Ohio Unv Revs 5% 5/1/2030	1,495,000	1,550,107
Univ Akron Ohio Gen Rcpt 4% 1/1/2027	220,000	225,659
		1,775,766
Electric Utilities - 0.1%
American Mun Pwr Rev Series 2023A, 5% 2/15/2032	500,000	570,051
American Mun Pwr Solar Series 2019 A, 5% 2/15/2044	175,000	183,257
		753,308
General Obligations - 0.4%
State of Ohio Gen. Oblig. Series 2021 A, 5% 3/1/2028	140,000	152,212
State of Ohio Gen. Oblig. Series 2021 A, 5% 3/1/2029	210,000	233,300
State of Ohio Gen. Oblig. Series 2021 A, 5% 3/1/2030	290,000	327,825
State of Ohio Gen. Oblig. Series 2021 B, 5% 2/1/2028	205,000	222,464
State of Ohio Gen. Oblig. Series 2021 B, 5% 2/1/2029	385,000	426,971
State of Ohio Gen. Oblig. Series 2021 B, 5% 2/1/2030	320,000	361,287
State of Ohio Gen. Oblig. Series 2021 C, 5% 3/15/2028	275,000	299,249
State of Ohio Gen. Oblig. Series 2021 C, 5% 3/15/2029	480,000	533,693
State of Ohio Gen. Oblig. Series 2021 C, 5% 3/15/2030	480,000	542,917
State of Ohio Gen. Oblig. Series 2021A, 5% 3/1/2028	110,000	119,594
State of Ohio Gen. Oblig. Series 2021A, 5% 3/1/2029	160,000	177,753
State of Ohio Gen. Oblig. Series 2021A, 5% 3/1/2030	190,000	214,782
		3,612,047
Health Care - 0.8%
Akron Bath Copley Hsp Dist OH (Summa Health System Proj.) 5.25% 11/15/2046	495,000	502,588
Akron Bath Copley Hsp Dist OH (Summa Health System Proj.) Series 2020, 4% 11/15/2038	1,500,000	1,466,078
Allen Cnty OH Hosp Facs Rev (Mercy Health/OH Proj.) 5% 8/1/2025	10,000	10,164
Allen Cnty OH Hosp Facs Rev (Mercy Health/OH Proj.) 5% 8/1/2026	390,000	406,088
Allen Cnty OH Hosp Facs Rev (Mercy Health/OH Proj.) 5% 8/1/2027	10,000	10,638
Allen Cnty OH Hosp Facs Rev (Mercy Health/OH Proj.) 5% 8/1/2028	10,000	10,747
Allen Cnty OH Hosp Facs Rev (Mercy Health/OH Proj.) 5% 8/1/2029	10,000	10,725
Allen Cnty OH Hosp Facs Rev (Mercy Health/OH Proj.) 5% 8/1/2030	10,000	10,684
Middleburg Heights OH Hosp Rev (Southwest General Hosp Ctr Proj.) Series 2021A, 4% 8/1/2041	430,000	421,632
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5% 9/1/2025	300,000	304,879
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5% 9/1/2026	400,000	415,239
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5% 9/1/2027	400,000	422,711
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5% 9/1/2028	340,000	365,230
Ohio St Hosp Rev (University Hosp Hlth Sys, OH Proj.) Series 2020 A, 4% 1/15/2050	40,000	37,702
Ohio St Hosp Rev (University Hosp Hlth Sys, OH Proj.) Series 2020 A, 5% 1/15/2031	300,000	326,994
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) 5% 1/1/2026	320,000	329,804
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) 5% 1/1/2027	750,000	791,727
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) Series 2019, 5% 2/15/2029	100,000	103,886
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2028	215,000	226,683
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2029	230,000	244,818
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2030	245,000	262,064
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2031	260,000	279,517
		6,960,598
Housing - 0.5%
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2019B, 4.5% 3/1/2050	10,000	10,185
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2021 C, 3.25% 3/1/2051	3,820,000	3,792,816
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2023 B, 6% 3/1/2055	375,000	418,633
		4,221,634
Special Tax - 1.2%
Cuyahoga Cnty Sales Tax Series 2022A, 4% 1/1/2035	8,000,000	8,473,690
Franklin Cnty Ohio Convention Facs Auth Hotel Proj Rev (Franklin Cnty OH Proj.) Series 2019, 5% 12/1/2046	200,000	211,550
Franklin Cnty Ohio Convention Facs Auth Hotel Proj Rev (Franklin Cnty OH Proj.) Series 2019, 5% 12/1/2051	200,000	210,194
Franklin Cnty Ohio Convention Facs Auth Hotel Proj Rev Series 2019, 5% 12/1/2044	60,000	60,459
		8,955,893
State G.O. - 0.1%
Lancaster Port Auth OH Gas Rev Series 2019, 5% 2/1/2025 (Royal Bank of Canada Guaranteed)	160,000	160,610
Lancaster Port Auth OH Gas Rev Series 2019, 5% tender 8/1/2049 (Royal Bank of Canada Guaranteed) (d)	255,000	256,406
		417,016
Tobacco Bonds - 0.1%
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 3% 6/1/2048	550,000	426,583
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 4% 6/1/2048	180,000	167,975
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2034	370,000	398,938
		993,496
Transportation - 0.4%
Cleveland OH Arpt Sys Rev 5% 1/1/2025 (Assured Guaranty Municipal Corp Insured)	145,000	145,546
Ohio St Mjr New St Infst Proj Rev Series 2021 1A, 5% 12/15/2025	800,000	823,504
Ohio St Mjr New St Infst Proj Rev Series 2021 1A, 5% 12/15/2028	1,250,000	1,378,860
Ohio St Tpk Commn Tpk Rev 5% 2/15/2032	70,000	80,711
Ohio St Tpk Commn Tpk Rev 5% 2/15/2038	185,000	212,580
Ohio St Tpk Commn Tpk Rev 5% 2/15/2051	600,000	643,036
		3,284,237
Water & Sewer - 0.1%
Cleveland OH Wtr Rev Series 2020 FF, 5% 1/1/2028	800,000	865,741
TOTAL OHIO		31,839,736
OKLAHOMA - 0.0%
Education - 0.0%
Oklahoma Dev Fin Auth Rev (Oklahoma City University Proj.) Series 2019, 5% 8/1/2044	125,000	126,395
Housing - 0.0%
Oklahoma Hsg Fin Agy Single Family Mtg Rev (OK Sf Mtge Rev Bonds 10/1/18 Proj.) 6% 3/1/2054	70,000	78,096
Transportation - 0.0%
Oklahoma City Okla Airp Trust Series 33, 5% 7/1/2047 (f)	200,000	205,039
TOTAL OKLAHOMA		409,530
OREGON - 0.3%
Health Care - 0.1%
Salem OR Hosp Fac Auth Rev (Salem Health Proj.) Series 2019 A, 3% 5/15/2049	850,000	673,989
Housing - 0.1%
Oregon St Hsg & Cmnty Svcs Dpt (OR Single Family Hsg Proj.) Series 2019A, 2.65% 7/1/2039	160,000	137,471
Oregon St Hsg & Cmnty Svcs Dpt (OR Single Family Hsg Proj.) Series 2019A, 4% 7/1/2050	750,000	755,665
		893,136
Transportation - 0.1%
Port of Portland Arpt Rev 5% 7/1/2036 (f)	240,000	256,692
Port of Portland Arpt Rev 5% 7/1/2045 (f)	650,000	677,240
		933,932
TOTAL OREGON		2,501,057
PENNSYLVANIA - 7.2%
Education - 0.2%
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 3.5% 12/1/2031	170,000	81,600
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 4% 12/1/2041	270,000	129,600
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 4.25% 12/1/2050	300,000	144,000
Lehigh Cnty PA Gen Purp Auth Revs (Muhlenberg College, PA Proj.) Series 2017, 5% 2/1/2039	60,000	61,813
Montgomery Cnty PA Higher Ed & Health Auth Rev (Arcadia University PA Proj.) 5% 4/1/2027	300,000	310,225
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev Series 2024 1A, 5% 6/1/2029 (f)	410,000	439,500
Pennsylvania St Higher Edl Rev (Drexel University, PA Proj.) Series 2016, 5% 5/1/2035	500,000	508,289
Pennsylvania St Higher Edl Rev (Drexel University, PA Proj.) Series 2017, 5% 5/1/2035	10,000	10,314
Philadelphia PA Auth For Indl Dev Temple Univ Rev (Temple Univ, PA Proj.) Series 2015, 5% 4/1/2033	70,000	70,538
		1,755,879
Electric Utilities - 0.2%
Philadelphia PA Gas Wks Rev Series SEVENTEENTH A, 5.25% 8/1/2054 (Assured Guaranty Municipal Corp Insured)	835,000	922,899
Philadelphia PA Gas Wks Rev Series SIXTEENTH A, 5% 8/1/2032 (Assured Guaranty Municipal Corp Insured)	1,000,000	1,113,363
		2,036,262
Escrowed/Pre-Refunded - 0.1%
Delaware Cnty PA Auth Rev Series 2017, 5% 7/1/2028 (Pre-refunded to 7/1/2027 at 100)	445,000	472,357
Delaware Cnty PA Auth Rev Series 2017, 5% 7/1/2047 (Pre-refunded to 7/1/2027 at 100)	510,000	541,353
Doylestown PA Hosp Auth Hosp 5% 7/1/2046 (Pre-refunded to 7/1/2026 at 100)	5,000	5,200
		1,018,910
General Obligations - 0.4%
Chartiers Valley PA Sch Dist Series 2021 A, 3% 10/15/2049	1,155,000	924,158
Commonwealth Fing Auth PA Rev (Pennsylvania St Proj.) Series 2020 A, 5% 6/1/2028	305,000	330,213
Pennsylvania St Ctfs Partn (Pennsylvania St Proj.) Series 2018, 5% 7/1/2026	455,000	473,288
Pennsylvania St Ctfs Partn (Pennsylvania St Proj.) Series 2018, 5% 7/1/2027	500,000	532,290
Pennsylvania St Ctfs Partn (Pennsylvania St Proj.) Series 2018, 5% 7/1/2034	450,000	479,615
Philadelphia PA Gen. Oblig. Series 2019 A, 5% 8/1/2026	220,000	229,858
Philadelphia PA Sch Dist 4% 9/1/2035	170,000	175,612
Philadelphia PA Sch Dist 5% 9/1/2025	50,000	50,839
Philadelphia PA Sch Dist 5% 9/1/2026	415,000	431,590
Philadelphia PA Sch Dist 5% 9/1/2033	315,000	341,308
Philadelphia PA Sch Dist 5% 9/1/2034 (Assured Guaranty Municipal Corp Insured)	80,000	86,168
Philadelphia PA Sch Dist Series B, 5% 9/1/2043	50,000	51,786
State Pub Sch Bldg Auth PA Lease Rev (Philadelphia PA Sch Dist Proj.) Series 2016 A, 5% 6/1/2032 (Assured Guaranty Municipal Corp Insured)	315,000	326,911
		4,433,636
Health Care - 1.3%
Centre Cnty PA Hosp Auth Rev (Mount Nittany Medical Center Proj.) Series 2018 A, 5% 11/15/2025	100,000	102,239
Doylestown PA Hosp Auth Hosp 5% 7/1/2046	15,000	15,163
Doylestown PA Hosp Auth Hosp Series 2024, 5.375% 7/1/2039 (e)	2,575,000	2,821,752
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 4% 7/15/2037	40,000	40,027
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2036	500,000	515,079
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) Series 2020, 4% 7/15/2045	500,000	467,953
Geisinger Auth PA Hlth Sys Rev (Kaiser Permanente Hlth System Proj.) Series 2017 A 1, 5% 2/15/2045	100,000	102,304
Lehigh Cnty PA Gen Purp Auth Hosp Rev (Lehigh Valley Health Proj.) Series 2016 A, 4% 7/1/2035	5,060,000	5,088,415
Monroeville PA Fin Auth UPMC Rev (UPMC Proj.) 5% 2/15/2026	95,000	97,907
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp&Med Ctr, PA Proj.) 5% 10/1/2040	330,000	311,197
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 4% 9/1/2044	185,000	178,586
Northampton Cnty PA Gen Purp Auth Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2018A, 4% 8/15/2048	195,000	184,149
Philadelphia PA Auth For Indl Dev Revs (Thomas Jefferson Univ-Abiington Proj.) Series 2017 A, 5% 9/1/2042	760,000	774,554
Southcentral PA Gen Auth Rev (UPMC Proj.) Series 2015, 5% 12/1/2028	45,000	45,906
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2019A, 4% 6/1/2044	50,000	49,509
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2019A, 4% 6/1/2049	115,000	111,844
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2019A, 5% 6/1/2025	200,000	202,381
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2019A, 5% 6/1/2044	85,000	88,449
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2019A, 5% 6/1/2049	135,000	139,493
Union Cnty PA Hosp Auth Hosp Rev (Evangelical Community Hospital Proj.) 5% 8/1/2043	185,000	190,789
		11,527,696
Housing - 1.4%
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 3% 10/1/2052	1,295,000	1,271,697
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2026	600,000	625,635
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2027	1,160,000	1,209,088
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2027	450,000	478,675
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2029	1,000,000	1,098,719
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2030	695,000	761,424
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 4/1/2026	1,100,000	1,133,464
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 4/1/2027	500,000	526,567
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 4/1/2028	465,000	498,472
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 4/1/2029	480,000	523,131
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 4/1/2030	1,010,000	1,102,057
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2021 137, 3% 10/1/2051	815,000	800,538
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2022 138, 5% 10/1/2028	475,000	513,733
		10,543,200
Transportation - 3.5%
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2051 (f)	2,105,000	2,194,909
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2056 (f)	1,280,000	1,328,005
Pennsylvania Turnpike Commission Series 2015 B, 5% 12/1/2045	265,000	268,367
Pennsylvania Turnpike Commission Series 2021 A, 4% 12/1/2050	1,000,000	968,825
Pennsylvania Turnpike Commission Series 2021 B, 5% 12/1/2028	625,000	687,607
Pennsylvania Turnpike Commission Series 2021 B, 5% 12/1/2029	1,000,000	1,120,027
Pennsylvania Turnpike Commission Series 2024 A, 5% 12/1/2044	7,405,000	8,279,317
Pennsylvania Turnpike Commission Series A 1, 5% 12/1/2041	1,215,000	1,229,421
Philadelphia PA Airport Rev 5% 7/1/2047 (f)	970,000	988,281
Philadelphia PA Airport Rev Series 2017 B, 5% 7/1/2035 (f)	50,000	51,802
Philadelphia PA Airport Rev Series 2020 C, 5% 7/1/2029 (f)	595,000	642,034
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2026 (f)	2,920,000	3,010,738
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2027 (f)	4,020,000	4,213,328
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2028 (f)	425,000	452,163
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2034 (f)	1,000,000	1,079,416
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2035 (f)	1,000,000	1,076,380
		27,590,620
Water & Sewer - 0.1%
Philadelphia PA Wtr & Wastewtr Series 2023B, 5.5% 9/1/2053 (Assured Guaranty Municipal Corp Insured)	1,000,000	1,143,117
Pittsburgh PA Wtr & Swr Auth Series 2019 A, 5% 9/1/2044 (Assured Guaranty Municipal Corp Insured)	70,000	74,313
		1,217,430
TOTAL PENNSYLVANIA		60,123,633
PUERTO RICO - 1.0%
General Obligations - 0.6%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033	2,273,421	1,543,054
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2033	1,608,885	1,610,260
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2035	575,000	573,744
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2027	190,000	198,368
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	999,707	1,079,470
		5,004,896
Water & Sewer - 0.4%
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 A, 5% 7/1/2033 (e)	900,000	953,334
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2033 (e)	250,000	264,815
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2037 (e)	960,000	1,012,833
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2022 A, 4% 7/1/2042 (e)	960,000	920,350
		3,151,332
TOTAL PUERTO RICO		8,156,228
RHODE ISLAND - 0.8%
Education - 0.6%
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2036	445,000	508,414
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2041	555,000	618,845
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2045	1,000,000	1,100,000
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2048	1,145,000	1,250,493
Rhode Island St Student Ln Series 2017A, 4% 12/1/2026 (f)	35,000	34,973
Rhode Island St Student Ln Series 2023 A, 5% 12/1/2030 (f)	730,000	787,398
Rhode Island St Student Ln Series 2024 A, 5% 12/1/2028 (f)	725,000	775,686
		5,075,809
General Obligations - 0.1%
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5% 5/15/2037 (Build America Mutual Assurance Co Insured)	320,000	365,651
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5.25% 5/15/2044 (Build America Mutual Assurance Co Insured)	280,000	314,067
		679,718
Health Care - 0.1%
Rhode Island Health & Edl Bldg Corp Rev (Care New England Health System Proj.) 5% 9/1/2036	500,000	502,879
Rhode Island Health & Edl Bldg Corp Rev (Lifespan Corp Obligated Group Proj.) Series 2016, 5% 5/15/2039	215,000	217,790
		720,669
Housing - 0.0%
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) Series 70, 4% 10/1/2049	20,000	20,138
TOTAL RHODE ISLAND		6,496,334
SOUTH CAROLINA - 2.3%
Education - 0.1%
South Carolina Jobs Econ Dev (Furman University Proj.) Series 2022A, 4% 4/1/2052	1,000,000	976,799
Electric Utilities - 0.7%
South Carolina St Svc Auth Rev Series 2016 A, 5% 12/1/2026	140,000	144,526
South Carolina St Svc Auth Rev Series 2016 A, 5% 12/1/2029	500,000	513,859
South Carolina St Svc Auth Rev Series 2016 A, 5% 12/1/2033	15,000	15,351
South Carolina St Svc Auth Rev Series 2016 A, 5% 12/1/2038	80,000	81,508
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2037	1,290,000	1,471,581
South Carolina St Svc Auth Rev Series 2024 A, 5.25% 12/1/2049	400,000	443,110
South Carolina St Svc Auth Rev Series 2024 A, 5.5% 12/1/2054	555,000	624,666
South Carolina St Svc Auth Rev Series 2024B, 4.125% 12/1/2044	140,000	140,079
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2046	205,000	223,643
South Carolina St Svc Auth Rev Series 2024B, 5.25% 12/1/2054	1,510,000	1,658,967
South Carolina St Svc Auth Rev Series B, 5% 12/1/2031	105,000	108,338
South Carolina St Svc Auth Rev Series B, 5% 12/1/2035	195,000	200,490
		5,626,118
Escrowed/Pre-Refunded - 0.0%
South Carolina St Ports Auth Series 2015, 5.25% 7/1/2055 (Pre-refunded to 7/1/2025 at 100) (f)	255,000	259,037
Health Care - 1.2%
South Carolina Jobs-Economic Dev Auth Health Care Facs Rev (Novant Health Inc Proj.) Series 2024 A, 5.5% 11/1/2048	5,000,000	5,703,670
South Carolina Jobs-Economic Dev Auth Hosp Rev (Anmed Health Proj.) Series 2023, 4% 2/1/2042	1,115,000	1,124,264
South Carolina Jobs-Economic Dev Auth Hosp Rev (Anmed Health Proj.) Series 2023, 5% 2/1/2040	835,000	925,034
South Carolina Jobs-Economic Dev Auth Hosp Rev (St Joseph Candler Health Proj.) 5% 7/1/2033	170,000	182,250
Spartanburg Cnty SC Regl Health Svcs Hosp Rev 4% 4/15/2043	30,000	29,357
Spartanburg Cnty SC Regl Health Svcs Hosp Rev 4% 4/15/2048	20,000	18,910
Spartanburg Cnty SC Regl Health Svcs Hosp Rev 5% 4/15/2048	1,415,000	1,458,021
		9,441,506
Housing - 0.0%
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2019 A, 4% 1/1/2050	35,000	35,382
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2023 B, 6% 1/1/2054	235,000	262,422
		297,804
Transportation - 0.3%
Charleston Cnty SC Arpt Dist Series 2019, 5% 7/1/2048	395,000	415,773
Charleston Cnty SC Arpt Dist Series 2024A, 5.25% 7/1/2054 (f)(g)	1,475,000	1,605,172
South Carolina St Ports Auth Series 2018, 5% 7/1/2043 (f)	520,000	535,935
		2,556,880
TOTAL SOUTH CAROLINA		19,158,144
SOUTH DAKOTA - 0.0%
Health Care - 0.0%
South Dakota St Hlth & Edl Fac (Regional Health Inc Proj.) Series 2020 A, 3% 9/1/2045	475,000	381,824
TENNESSEE - 1.1%
Education - 0.3%
Metro Gov Nashville & Davidson Cnty Tenn Hlth & Edl Facs Brd Rev (Lipscomb University Proj.) Series 2019 A, 4% 10/1/2049	1,000,000	901,713
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Belmont University Proj.) Series 2023, 5% 5/1/2038	900,000	1,000,996
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Belmont University Proj.) Series 2023, 5% 5/1/2040	800,000	883,696
		2,786,405
General Obligations - 0.3%
Metropolitan Govt Nashville & Davidson Cnty TN Gen. Oblig. Series 2021 C, 5% 1/1/2030	2,400,000	2,696,292
Health Care - 0.1%
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 1, 4% 8/1/2044	575,000	559,017
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 1, 5% 8/1/2025	135,000	137,236
		696,253
Housing - 0.1%
Tennessee Housing Development Agency (TN Gnrl Res Finance Prog 1/29/2013 Proj.) 3% 7/1/2051	485,000	479,182
Tennessee Housing Development Agency (TN Gnrl Res Finance Prog 1/29/2013 Proj.) Series 2021 3A, 3% 1/1/2052	225,000	221,638
Tennessee Housing Development Agency Series 2019 3, 2.6% 7/1/2039	65,000	55,383
Tennessee Housing Development Agency Series 2019 3, 2.8% 7/1/2044	75,000	61,334
Tennessee Housing Development Agency Series 2019 4, 2.9% 7/1/2039	145,000	125,290
Tennessee Hsg Dev Agy Series 2015A, 3.5% 7/1/2045	135,000	134,595
		1,077,422
Transportation - 0.3%
Memphis-Shelby Cnty TN Arpt Auth Series 20018, 5% 7/1/2026 (f)	450,000	463,208
Memphis-Shelby Cnty TN Arpt Auth Series 2018, 5% 7/1/2037 (f)	200,000	207,432
Memphis-Shelby Cnty TN Arpt Auth Series 2018, 5% 7/1/2038 (f)	1,315,000	1,360,813
Metro Nashville Arpt Auth Rev Series 2015 B, 4% 7/1/2025 (f)	55,000	55,284
Metro Nashville Arpt Auth Rev Series 2019 B, 5% 7/1/2038 (f)	655,000	692,142
Metro Nashville Arpt Auth Rev Series 2019 B, 5% 7/1/2054 (f)	225,000	234,237
		3,013,116
TOTAL TENNESSEE		10,269,488
TEXAS - 4.7%
Education - 0.5%
Austin TX Cmty College Dst Rev 5% 8/1/2025	200,000	203,488
Austin TX Cmty College Dst Rev 5% 8/1/2026	200,000	208,708
Board of Regents of the University of Texas System Series 2021 A, 2% 8/15/2036	700,000	562,041
Houston TX Higher Ed Fin Corp Univ Rev (Houston Baptist University Proj.) 3.375% 10/1/2037	500,000	441,945
Houston TX Higher Ed Fin Corp Univ Rev (Houston Baptist University Proj.) 4% 10/1/2051	1,200,000	1,015,301
Southwest Hrg Ed Auth Tex Rev (Southern Methodist Univ, TX Proj.) 3% 10/1/2032	370,000	353,350
University North Tex Univ Rev Series 2022A, 5% 4/15/2047	2,000,000	2,077,738
		4,862,571
Electric Utilities - 0.2%
Garland Tex Elec Util Sys Rev 4% 3/1/2035	765,000	799,030
Garland Tex Elec Util Sys Rev 4% 3/1/2036	750,000	778,908
San Antonio TX Elec & Gas Rev Series 2017, 5% 2/1/2033	5,000	5,237
		1,583,175
General Obligations - 0.8%
Birdville TX Indpt Sch Dist 2.375% 2/15/2035 (Permanent Sch Fund of Texas Guaranteed)	170,000	149,354
Brazos Cnty Tex Gen. Oblig. Series 2020, 2.125% 9/1/2040	355,000	264,890
City of Waco TX Gen. Oblig. Series 2020, 2.375% 2/1/2040	660,000	521,860
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2028	500,000	540,029
Fort Bend TX Indpt Sch Dist Series 2021 B, 0.72% tender 8/1/2051 (Permanent Sch Fund of Texas Guaranteed) (d)	395,000	373,233
Harris Cnty TX Flood Ctl Dist (Harris Cnty TX Proj.) Gen. Oblig. Series 2021 A, 5% 10/1/2025	690,000	706,455
Harris Cnty TX Flood Ctl Dist (Harris Cnty TX Proj.) Gen. Oblig. Series 2021 A, 5% 10/1/2026	900,000	946,312
Houston TX Gen. Oblig. 5% 3/1/2032	25,000	26,181
Mansfield TX Gen. Oblig. 2.375% 2/15/2036	565,000	476,990
Northside TX Indpt Sch Dist Series 2024B, 3.45% tender 8/1/2054 (Permanent Sch Fund of Texas Guaranteed) (d)	1,610,000	1,634,943
Pflugerville TX Gen. Oblig. 1.875% 8/1/2036	1,095,000	854,314
		6,494,561
Health Care - 0.0%
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Methodist Healthcare Sys, TX Proj.) Series 2015, 4% 12/1/2045	220,000	213,323
New Hope Cultural Ed Facs Fin Corp Tex Cap Impt Rev (Childrens Med Ctr of Dallas Proj.) Series 2017A, 5% 8/15/2027	10,000	10,638
New Hope Cultural Ed Facs Fin Corp Tex Cap Impt Rev (Childrens Med Ctr of Dallas Proj.) Series 2017A, 5% 8/15/2047	10,000	10,243
Tarrant Cnty TX Cultural Ed Facs Fin Corp Rev (Christus Health Proj.) Series 2018 A, 5% 7/1/2029	305,000	330,764
		564,968
Housing - 0.2%
Houston Tex Fin Corp Multifamilty Hsg Rev 5% tender 8/1/2041 (d)	465,000	477,568
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev (TX Residential Mortgage Proj.) Series 2023B, 6% 1/1/2054	970,000	1,084,119
Texas St Dept Hsg & Cmnty Affairs Multifamily Hsg Rev Series 2019, 2.95% 7/1/2036	120,492	108,740
Texas St Dept Hsg & Cmnty Sfr (TX Single Family Mortgage Proj.) 3.5% 3/1/2051	115,000	115,161
Texas St Dept Hsg & Cmnty Sfr (TX Single Family Mortgage Proj.) Series 2019 A, 4% 3/1/2050	60,000	60,864
		1,846,452
Special Tax - 0.3%
Texas Transn Commn Gen. Oblig. Series 2014 B, 0.65% tender 10/1/2041 (Texas State Guaranteed) (d)	2,380,000	2,268,862
State G.O. - 0.0%
Texas Mun Gas Acquisition & Supply Corp IV Gas Supply Rev Series 2023B, 5.5% tender 1/1/2054 (BP PLC Guaranteed) (d)	295,000	335,445
Transportation - 2.0%
Central TX Regl Mobility Auth Rev 5% 1/1/2027	775,000	792,470
Central TX Regl Mobility Auth Rev 5% 1/1/2033	640,000	709,722
Central TX Regl Mobility Auth Rev 5% 1/1/2034	650,000	719,182
Central TX Regl Mobility Auth Rev 5% 1/1/2035	550,000	606,175
Central TX Regl Mobility Auth Rev 5% 1/1/2036	850,000	934,424
Central TX Regl Mobility Auth Rev 5% 1/1/2037	1,100,000	1,205,129
Central TX Regl Mobility Auth Rev 5% 1/1/2038	1,100,000	1,202,752
Central TX Regl Mobility Auth Rev Series 2020 B, 5% 1/1/2045	1,000,000	1,057,065
City of Houston TX Airport System Revenue Series 2018 A, 5% 7/1/2041 (f)	1,000,000	1,033,562
City of Houston TX Airport System Revenue Series 2018 C, 5% 7/1/2026 (f)	200,000	206,768
City of Houston TX Airport System Revenue Series 2018 C, 5% 7/1/2030 (f)	120,000	126,882
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2023, 5% tender 10/1/2052 (d)	2,545,000	2,727,251
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2030 (f)	320,000	325,251
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2031 (f)	25,000	25,742
North TX Twy Auth Rev 4% 1/1/2032	2,000,000	2,081,696
North TX Twy Auth Rev Series 2019 B, 5% 1/1/2025	85,000	85,364
North TX Twy Auth Rev Series 2024A, 5% 1/1/2040 (g)	725,000	819,936
North TX Twy Auth Rev Series 2024A, 5.25% 1/1/2042 (g)	245,000	280,352
North TX Twy Auth Rev Series 2024B, 5% 1/1/2036 (g)	1,075,000	1,240,353
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 6/30/2037	1,000,000	1,020,303
Texas Transportation Commission 0% 8/1/2041	250,000	114,523
		17,314,902
Water & Sewer - 0.7%
Houston TX Util Sys Rev 5% 11/15/2045	1,000,000	1,074,032
Houston TX Util Sys Rev Series 2021 A, 5% 11/15/2026	445,000	468,623
Laredo TX Wtrwks Swr Sys Rev Series 2024A, 5% 3/1/2045 (g)	1,230,000	1,339,280
Laredo TX Wtrwks Swr Sys Rev Series 2024A, 5% 3/1/2046 (g)	1,295,000	1,406,390
Laredo TX Wtrwks Swr Sys Rev Series 2024A, 5% 3/1/2047 (g)	750,000	810,898
San Antonio TX Wtr Rev Series 2018A, 5% 5/15/2033	5,000	5,345
San Antonio TX Wtr Rev Series 2020 A, 5% 5/15/2050	475,000	504,644
		5,609,212
TOTAL TEXAS		40,880,148
UTAH - 0.1%
Transportation - 0.1%
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2037 (f)	385,000	397,717
Salt Lake City UT Arpt Rev Series 2018A, 5% 7/1/2033 (f)	175,000	183,988
Salt Lake City UT Arpt Rev Series 2018A, 5.25% 7/1/2048 (f)	130,000	134,688
Salt Lake City UT Arpt Rev Series 2023A, 5.25% 7/1/2037 (f)	310,000	347,515
		1,063,908
TOTAL UTAH		1,063,908
VERMONT - 0.2%
Education - 0.2%
Vermont St Stud Assit Corp 5% 6/15/2026 (f)	620,000	636,979
Vermont St Stud Assit Corp Series 2019 A, 5% 6/15/2025 (f)	635,000	641,937
		1,278,916
Housing - 0.0%
Vermont Hsg Fin Agy (Vermont Hsg Purp Bond Prog 7/1/07 Proj.) Series 2021A, 3% 11/1/2051	282,000	277,183
TOTAL VERMONT		1,556,099
VIRGINIA - 0.8%
Education - 0.1%
Salem Economic Development Authority (Roanoke College Proj.) 4% 4/1/2040	120,000	115,380
Salem Economic Development Authority (Roanoke College Proj.) 5% 4/1/2025	165,000	165,801
Salem Economic Development Authority (Roanoke College Proj.) 5% 4/1/2036	500,000	526,838
		808,019
General Obligations - 0.5%
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2019A, 3% 2/1/2036	195,000	189,884
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2021 A, 4% 2/1/2034	1,850,000	1,952,296
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2021 A, 4% 2/1/2035	1,700,000	1,784,679
		3,926,859
Health Care - 0.0%
Lynchburg Economic Development Authority (Centra Health Proj.) Series 2021, 3% 1/1/2051	425,000	335,803
Transportation - 0.2%
Virginia Small Business Fing Auth Rev (Elizabeth River Crossings Opco LLC Proj.) Series 2022, 4% 7/1/2034 (f)	1,465,000	1,476,765
TOTAL VIRGINIA		6,547,446
WASHINGTON - 2.1%
Education - 0.3%
Washington St Higher Ed Facs (Gonzaga University Proj.) Series 2019 A, 3% 4/1/2049	725,000	575,500
Washington St Higher Ed Facs (Whitman College Proj.) Series 2024, 4% 1/1/2043	315,000	317,415
Washington St Higher Ed Facs (Whitworth University Proj.) 5% 10/1/2025	550,000	557,833
Washington St Hsg Fin Commn Nonprofit Rev (Seattle Academy Arts Sciences Proj.) Series 2023, 5.125% 7/1/2033 (e)	740,000	808,913
		2,259,661
Escrowed/Pre-Refunded - 0.0%
Port Seattle WA Rev Series B, 5% 3/1/2025 (Pre-refunded to 11/12/2024 at 100)	70,000	70,119
General Obligations - 0.4%
State of Washington Gen. Oblig. Series 2021 C, 5% 2/1/2044	3,010,000	3,267,528
Health Care - 0.2%
WA St Hsg Fin Commission (Humangood National Obligated Grp Proj.) 5% 7/1/2038 (e)	100,000	100,160
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2044	255,000	265,814
Washington St Health Care Facs Auth Rev (Fred Hutchinson Cancer Research Center Proj.) 5% 9/1/2040	735,000	789,393
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2025	5,000	5,037
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2030	5,000	5,151
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2031	10,000	10,278
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2042	100,000	100,699
Washington St Health Care Facs Auth Rev (Virginia Mason Medical Ctr WA Proj.) Series 2017, 4% 8/15/2042	100,000	91,752
		1,368,284
Housing - 0.4%
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2021, 4% 12/1/2029	230,000	237,811
Seattle Wash Hsg Auth Rev Series 2021, 1% 6/1/2026	200,000	191,317
Washington St Hsg Fin Comm Series 2021 2N, 5% 12/1/2027 (WA Single Family Prog 11/1/10 Guaranteed)	985,000	1,050,099
Washington St Hsg Fin Comm Series 2021 2N, 5% 12/1/2028 (WA Single Family Prog 11/1/10 Guaranteed)	500,000	540,658
Washington St Hsg Fin Comm Series 2021 2N, 5% 12/1/2029 (WA Single Family Prog 11/1/10 Guaranteed)	500,000	550,410
Washington St Hsg Fin Comm Series 2021 2N, 5% 6/1/2026 (WA Single Family Prog 11/1/10 Guaranteed)	970,000	1,003,496
		3,573,791
Special Tax - 0.5%
Spokane WA Pub Facs Dist Sales Series 2017, 5% 12/1/2041	295,000	304,329
Washington St Convention Ctr Pub Facs Dist Series 2021 B, 3% 7/1/2058 (Assured Guaranty Municipal Corp Insured)	1,805,000	1,381,763
Washington St Convention Ctr Pub Facs Dist Series 2021, 3% 7/1/2043	130,000	105,115
Washington St Convention Ctr Pub Facs Dist Series 2021, 4% 7/1/2031	2,540,000	2,561,247
		4,352,454
Transportation - 0.3%
Port Seattle WA Rev Series 2018A, 5% 5/1/2031 (f)	350,000	363,416
Port Seattle WA Rev Series 2019, 4% 4/1/2044 (f)	100,000	97,543
Port Seattle WA Rev Series 2021C, 5% 8/1/2025 (f)	365,000	369,838
Port Seattle WA Rev Series 2021C, 5% 8/1/2026 (f)	495,000	511,999
Port Seattle WA Rev Series 2021C, 5% 8/1/2027 (f)	305,000	319,842
Port Seattle WA Rev Series 2021C, 5% 8/1/2028 (f)	860,000	915,713
		2,578,351
TOTAL WASHINGTON		17,470,188
WEST VIRGINIA - 0.1%
Health Care - 0.1%
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2032	50,000	52,101
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2043	370,000	376,389
		428,490
TOTAL WEST VIRGINIA		428,490
WISCONSIN - 1.6%
Education - 0.0%
Public Fin Auth WI Revenue (Roseman Univ of Hlth Sciences Proj.) Series 2020, 3% 4/1/2025 (e)	115,000	114,361
Public Fin Auth WI Revenue (Roseman Univ of Hlth Sciences Proj.) Series 2020, 5% 4/1/2040 (e)	95,000	98,807
Public Fin Auth Wis Edl Fac Rev (Wingate University Proj.) 5.25% 10/1/2043	160,000	157,865
Public Fin Auth Wis Edl Fac Rev (Wingate University Proj.) 5.25% 10/1/2048	160,000	154,601
Wisconsin Health & Educational Facilities Authority (Marquette University, WI Proj.) Series 2019, 5% 10/1/2024	175,000	175,000
Wisconsin Health & Educational Facilities Authority (Marquette University, WI Proj.) Series 2019, 5% 10/1/2030	195,000	213,687
		914,321
Escrowed/Pre-Refunded - 0.0%
Public Fin Auth WI Revenue Series 2020, 5% 4/1/2040 (Pre-refunded to 4/1/2030 at 100) (e)	5,000	5,601
Wisconsin Health & Educational Facilities Authority Series 2016 A, 4% 11/15/2046 (Pre-refunded to 5/15/2026 at 100)	80,000	81,717
		87,318
General Obligations - 0.6%
Howard Suamico WI Scd 2% 3/1/2038	265,000	203,807
New Richmond Wis Sch Dist 4% 4/1/2043	1,940,000	1,955,154
New Richmond Wis Sch Dist 5% 4/1/2034	1,355,000	1,540,573
Wisconsin St Gen. Oblig. 5% 5/1/2032	1,430,000	1,539,071
		5,238,605
Health Care - 0.7%
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 4% 6/1/2045	320,000	302,230
Public Fin Auth WI Hosp Rev (WakeMed Proj.) 5% 10/1/2044	355,000	370,352
Public Fin Auth WI Revenue (Bayhealth Medical Center Inc Proj.) Series 2021 A, 3% 7/1/2050	380,000	291,157
Public Fin Auth Wis Health Care Sys Rev (Cone Health Proj.) Series 2022 A, 5% 10/1/2052	225,000	240,811
Public Fin Auth Wis Retirement Fac Rev (Southminster NC Proj.) 5% 10/1/2043 (e)	45,000	45,468
Public Fin Auth Wis Retirement Fac Rev (Southminster NC Proj.) 5% 10/1/2048 (e)	40,000	40,112
Public Fin Auth Wis Retirement Fac Rev (Southminster NC Proj.) 5% 10/1/2053 (e)	30,000	29,854
Public Finance Authority (Blue Ridge Healthcare Proj.) Series 2020 A, 5% 1/1/2031	60,000	64,201
Wisconsin Health & Educational Facilities Authority (Ascension Health Credit Group Proj.) Series 2016 A, 4% 11/15/2046	195,000	184,763
Wisconsin Health & Educational Facilities Authority (Bellin Hosp Proj.) Series 2019 A, 5% 12/1/2028	150,000	161,156
Wisconsin Health & Educational Facilities Authority (Bellin Hosp Proj.) Series 2019 A, 5% 12/1/2029	150,000	163,385
Wisconsin Health & Educational Facilities Authority (Marshfield Clinic Proj.) Series 2016 A, 3.5% 2/15/2040	50,000	42,589
Wisconsin Health & Educational Facilities Authority (Medical College of WI Inc Proj.) Series 2016, 4% 12/1/2046	675,000	659,408
Wisconsin Health & Educational Facilities Authority (St Camillus Health System Proj.) Series 2019 B 1, 2.825% 11/1/2028	5,000	4,845
Wisconsin St Health & Edl Facs Auth Rev (Gundersen Clinic - LA Crosse Proj.) Series 2021 A, 3% 10/15/2038	320,000	282,008
Wisconsin St Health & Edl Facs Auth Rev (Gundersen Clinic - LA Crosse Proj.) Series 2021 A, 3% 10/15/2039	165,000	142,670
Wisconsin St Health & Edl Facs Auth Rev (Marshfield Clinic Proj.) Series 2024 A, 5.25% 2/15/2054	2,500,000	2,716,126
		5,741,135
Housing - 0.0%
Wisconsin Hsg & Economic Dev Auth Home Ownership Rev (WI Home Ownership Proj.) Series 2021 A, 3% 3/1/2052	150,000	147,717
Wisconsin Hsg & Eda Hsg Rev (Wi Mhsg Rev 2007 Proj.) 0.81% tender 11/1/2052 (d)	110,000	107,625
		255,342
Industrial Development - 0.3%
Public Fin Auth WI Revenue (Mclemore Hotel Proj.) Series 2021 A, 4.5% 6/1/2056 (e)	1,870,000	1,562,228
Public Fin Auth WI Revenue (Mclemore Hotel Proj.) Series 2021 B, 6.5% 6/1/2056 (e)	500,000	433,456
		1,995,684
TOTAL WISCONSIN		14,232,405
WYOMING - 0.2%
Housing - 0.2%
Wyoming Community Development Authority (WY Single Family Proj.) Series 2022 3, 5% 12/1/2024 (f)	695,000	696,409
Wyoming Community Development Authority (WY Single Family Proj.) Series 2022 3, 5% 12/1/2025 (f)	375,000	382,888
Wyoming Community Development Authority (WY Single Family Proj.) Series 2022 3, 5% 6/1/2025 (f)	700,000	707,486
		1,786,783
TOTAL WYOMING		1,786,783
TOTAL MUNICIPAL SECURITIES (Cost $782,442,536)		770,794,796

Money Market Funds - 8.2%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (h)(i) (Cost $68,569,636)	3.50	68,555,924	68,569,635

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $851,012,172)	839,364,431
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(6,369,384)
NET ASSETS - 100.0%	832,995,047

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing - Security is in default.
(c)	Level 3 security
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,524,959 or 1.3% of net assets.

(f)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund	27,616,986	139,242,544	98,289,544	1,209,160	(350)	(1)	68,569,635	2.7%
Total	27,616,986	139,242,544	98,289,544	1,209,160	(350)	(1)	68,569,635

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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